Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	TGP
Entity Registrant Name	Teekay LNG Partners L.P.
Entity Central Index Key	0001308106
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Units	69,683,763

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
VOYAGE REVENUES(note 12b)	$ 392,251	$ 379,975	$ 374,008
OPERATING EXPENSES(note 12b)
Voyage expenses	1,772	1,387	2,042
Vessel operating expenses	86,347	89,046	84,577
Depreciation and amortization	99,825	91,919	89,347
General and administrative (notes 12a and 12b)	27,149	24,120	23,247
Write down of vessels (note 20)	29,367
Gain on sale of vessel (note 17)			(4,340)
Restructuring charge (note 18)			175
Total operating expenses	244,460	206,472	195,048
Income from vessel operations	147,791	173,503	178,960
OTHER ITEMS
Equity income (note 19)	78,866	20,584	8,043
Interest expense (notes 6, 10 and 12a)	(54,211)	(49,880)	(49,019)
Interest income (note 6)	3,502	6,687	7,190
Realized and unrealized loss on derivative instruments (note 13)	(29,620)	(63,030)	(78,720)
Foreign currency exchange (loss) gain (notes 10 and 13)	(8,244)	10,310	27,545
Other income (expense)	1,683	(37)	615
Total other items	(8,024)	(75,366)	(84,346)
Net income before income tax expense	139,767	98,137	94,614
Income tax expense (note 11)	(625)	(781)	(1,670)
Net income	139,142	97,356	92,944
Non-controlling interest in net income	15,437	7,508	3,062
Dropdown Predecessor's interest in net income (note 2)			2,258
General Partner's interest in net income	21,303	11,474	8,896
Limited partners' interest in net income	102,402	78,374	78,728
Limited partners' interest in net income per unit (note 16)
Common unit (basic and diluted)	$ 1.54	$ 1.33	$ 1.46
Subordinated unit (basic and diluted)			$ 2.04
Total unit (basic and diluted)	$ 1.54	$ 1.33	$ 1.48
Weighted-average number of units outstanding:
Common units (basic and diluted)	66,328,496	59,147,422	51,481,035
Subordinated units (basic and diluted)			1,816,591
Total units (basic and diluted)	66,328,496	59,147,422	53,297,626
Cash distributions declared per common unit	$ 2.655	$ 2.52	$ 2.37
Related party transactions (note 12)

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 113,577	$ 93,627
Restricted cash - current (note 6)	34,160
Accounts receivable, including non-trade of $11,654 (2011 - $10,011) (note 13)	13,408	13,921
Prepaid expenses	5,836	4,916
Current portion of derivative assets (note 13)	17,212	15,608
Current portion of net investments in direct financing leases (note 6)	6,656	6,074
Advances to affiliates (note 12c)	13,864	11,922
Total current assets	204,713	146,068
Restricted cash - long-term (note 6)	494,429	495,634
Vessels and equipment
At cost, less accumulated depreciation of $351,092 (2011 - $291,689)	1,286,957	1,339,571
Vessels under capital leases, at cost, less accumulated depreciation of $133,228 (2011 - $163,926) (note 6)	624,059	681,554
Advances on newbuilding contracts (note 14)	38,624
Total vessels and equipment	1,949,640	2,021,125
Investment in and advances to equity accounted joint ventures (note 19)	409,735	191,448
Net investments in direct financing leases (note 6)	396,730	403,467
Advances to joint venture partner (note 8)	14,004	10,200
Other assets (note 11)	25,233	24,560
Derivative assets (note 13)	145,347	139,651
Intangible assets - net (note 7)	109,984	120,950
Goodwill - liquefied gas segment (note 7)	35,631	35,631
Total assets	3,785,446	3,588,734
Current
Accounts payable (includes nil and $556 for 2012 and 2011, respectively, owing to related parties) (note 12c)	2,178	3,302
Accrued liabilities (includes nil and $3,550 for 2012 and 2011, respectively, owing to related parties) (notes 9, 12c and 13)	38,134	46,740
Unearned revenue	19,417	9,988
Current portion of long-term debt (note 10)	86,489	84,722
Current obligations under capital lease (note 6)	70,272	47,203
Current portion of derivative liabilities (note 13)	48,046	43,973
Advances from affiliates (note 12c)	12,083	17,400
Total current liabilities	276,619	253,328
Long-term debt (note 10)	1,326,864	1,230,509
Long-term obligations under capital lease (note 6)	567,302	599,844
Long-term unearned revenue	38,570	40,003
Other long-term liabilities (note 6)	73,568	76,096
Derivative liabilities (note 13)	248,249	249,245
Total liabilities	2,531,172	2,449,025
Commitments and contingencies (notes 6, 10, 13 and 14)
Equity
Non-controlling interest	41,294	26,242
Partners' equity	1,212,980	1,113,467
Total equity	1,254,274	1,139,709
Total liabilities and total equity	$ 3,785,446	$ 3,588,734

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non trade accounts receivable	$ 11,654	$ 10,011
Accumulated depreciation on vessel and equipment	351,092	291,689
Accumulated depreciation vessels under capital leases	133,228	163,926
Accounts payable owing to related parties		556
Accrued liabilities owing to related parties		$ 3,550

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 139,142	$ 97,356	$ 92,944
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 13)	(6,900)	277	34,306
Depreciation and amortization	99,825	91,919	89,347
Write down of vessels	29,367
Unrealized foreign currency exchange loss (gain)	8,923	(10,221)	(26,700)
Equity income, net of dividends received of $14,700 (2011 - $15,340 and 2010 - nil)	(64,166)	(5,244)	(8,043)
Amortization of deferred debt issuance costs and other	622	1,055	3,526
Gain on sale of vessel (note 17)			(4,340)
Change in operating assets and liabilities (note 15a)	(7,307)	(33,458)	6,657
Expenditures for dry docking	(7,493)	(19,638)	(12,727)
Net operating cash flow	192,013	122,046	174,970
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	500,335	600,862	100,945
Debt issuance costs	(2,065)	(2,578)	(137)
Scheduled repayments of long-term debt	(84,666)	(290,940)	(76,018)
Prepayments of long-term debt	(324,274)	(383,000)	(72,000)
Scheduled repayments of capital lease obligations and other long-term liabilities	(10,161)	(89,350)	(39,147)
Proceeds from equity offerings net of offering costs (note 16)	182,316	341,178	50,921
Advances to and from affiliates		27,048	16,545
Advances to joint venture partners	(3,600)		(10,200)
(Increase) decrease in restricted cash	(31,217)	76,249	30,741
Cash distributions paid	(195,909)	(159,380)	(135,514)
Purchase of Skaugen Multigas Subsidiaries (note 12f)		(114,466)
Distribution to Teekay Corporation for the acquisition of Alexander Spirit LLC, Bermuda Spirit LLC and Hamilton Spirit LLC(note 2)			(33,997)
Other	(385)	1,551	115
Net financing cash flow	30,374	7,174	(167,746)
INVESTING ACTIVITIES
Purchase of equity accounted investments (notes 12i and 19)	(170,067)	(57,287)	(35,169)
Proceeds received from the sale of Dania Spirit (note 17)			21,556
Receipts from direct financing leases	6,155	6,154	5,746
Expenditures for vessels and equipment	(39,894)	(64,685)	(26,652)
Other	1,369	(830)
Net investing cash flow	(202,437)	(116,648)	(34,519)
Increase (decrease) in cash and cash equivalents	19,950	12,572	(27,295)
Cash and cash equivalents, beginning of the year	93,627	81,055	108,350
Cash and cash equivalents, end of the year	$ 113,577	$ 93,627	$ 81,055

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividend received	$ 14,700	$ 15,340

CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY (USD $)	Total USD ($)	TOTAL EQUITY Dropdown Predecessor Equity [Member] USD ($)	Partners Equity Common Units [Member]	Partners Equity Common [Member] USD ($)	TOTAL EQUITY Partners' Equity Subordinated Units [Member]	TOTAL EQUITY Partners' Equity Subordinated [Member] USD ($)	General Partner [Member] USD ($)	TOTAL EQUITY Non-controlling Interest [Member] USD ($)
Beginning Balance at Dec. 31, 2009	$ 917,038,000	$ 43,013,000		$ 754,414,000		$ 67,745,000	$ 38,059,000	$ 13,807,000
Beginning balance, units at Dec. 31, 2009			44,973,000		7,367,000
Net change in parent's equity in Dropdown Predecessor (note 2)	466,000	466,000
Net income and comprehensive income	92,944,000	2,258,000		75,028,000		3,700,000	8,896,000	3,062,000
Cash distributions	(135,514,000)			(118,114,000)		(8,620,000)	(8,780,000)
Equity based compensation	151,000			148,000			3,000
Additional offering costs related to November 2009 follow-on equity offering	(131,000)			(111,000)		(18,000)	(2,000)
Acquisition of Alexander Spirit LLC, Bermuda Spirit LLC and Hamilton Spirit LLCfrom Teekay Corporation (note 12a)	(49,376,000)	(45,737,000)		(2,471,000)		(1,020,000)	(148,000)
Conversion of subordinated units to common units				61,787,000		(61,787,000)
Conversion of subordinated units to common units, units			7,367,000		(7,367,000)
Acquisition of interest rate swap (note 12g)	(1,500,000)			(1,470,000)			(30,000)
Direct equity placement, net of offering costs of $0.1 million (note 16)	50,921,000			49,901,000			1,020,000
Direct equity placement, net of offering costs (note 16), units			1,713,000
Purchase of Excalibur and Excelsior Joint Ventures (note 16)	38,324,000			37,309,000			761,000	254,000
Purchase of Excalibur and Excelsior Joint Ventures (note 16), Units			1,053,000
Ending balance at Dec. 31, 2010	913,323,000			856,421,000			39,779,000	17,123,000
Ending balance, units at Dec. 31, 2010			55,106,000
Net income and comprehensive income	97,356,000			78,374,000			11,474,000	7,508,000
Cash distributions	(159,581,000)			(146,903,000)			(12,477,000)	(201,000)
Equity based compensation	95,000			93,000			2,000
Proceeds from follow-on public offering of units, net of offering costs of $15.0 million and $6.9 million in 2011 and 2012 respectively (note 16)	341,178,000			334,056,000			7,122,000
Proceeds from follow-on public offering of units, net of offering costs of $15.0 million and $6.9 million in 2011 and 2012 respectively (note 16), units			9,752,000
Acquisition of Skaugen Multigas Subsidiaries (note 12f)	(8,231,000)			(7,852,000)			(379,000)
Acquisition of equity investment in three and fourth Angola LNG Carriers (note 12i)	(46,243,000)			(44,123,000)			(2,120,000)
Sale of 1% interest in Skaugen LPG and Multigas subsidiaries to General Partner (note 12h)	1,812,000							1,812,000
Ending balance at Dec. 31, 2011	1,139,709,000			1,070,066,000			43,401,000	26,242,000
Ending balance, units at Dec. 31, 2011			64,858,000
Net income and comprehensive income	139,142,000			102,402,000			21,303,000	15,437,000
Cash distributions	(196,294,000)			(175,455,000)			(20,454,000)	(385,000)
Re-investment tax credit (note 11)	5,305,000			5,200,000			105,000
Equity based compensation	34,000			32,000			2,000
Proceeds from follow-on public offering of units, net of offering costs of $15.0 million and $6.9 million in 2011 and 2012 respectively (note 16)	182,316,000			178,532,000			3,784,000
Proceeds from follow-on public offering of units, net of offering costs of $15.0 million and $6.9 million in 2011 and 2012 respectively (note 16), units			4,826,000
Acquisition of equity investment in three and fourth Angola LNG Carriers (note 12i)	(15,938,000)			(15,143,000)			(795,000)
Ending balance at Dec. 31, 2012	$ 1,254,274,000			$ 1,165,634,000			$ 47,346,000	$ 41,294,000
Ending balance, units at Dec. 31, 2012			69,684,000

CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Offering cost from follow-on public offer	$ 15,000	$ 6,900	$ 100
Percentage Interest on Sale	1.00%

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
1.	Basis of Presentation and Significant Accounting Policies

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay LNG Partners L.P. (or the Partnership), which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries, the Dropdown Predecessor, as described below in Note 2, and certain variable interest entities for which Teekay LNG Partners L.P. or its subsidiaries are the primary beneficiaries (see Note 14). Significant intercompany balances and transactions have been eliminated upon consolidation. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

In addition, certain of the comparative figures have been reclassified to conform to the presentation adopted in the current period relating to in-process revenue contracts of $6.5 million at December 31, 2011 reclassified from intangible assets and recorded as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Operating revenues and expenses

The lease element of time-charters and bareboat charters accounted for as operating leases are recognized by the Partnership daily over the term of the charter as the applicable vessel operates under the charter. The lease element of the Partnership’s time-charters that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease revenue is recognized over the lease term using the effective interest rate method and is included in voyage revenues. The Partnership recognizes revenues from the non-lease element of time-charter contracts daily as services are performed. The Partnership does not recognize revenues during days that the vessel is off-hire.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents

The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Partnership believes that the receivable will not be recovered.

Advances to Joint Venture Partner

The Partnership’s loan receivables are recorded at cost. The premium paid over the outstanding principal amount, if any, is amortized to interest income over the term of the loan using the effective interest rate method. The Partnership analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Partnership will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Partnership considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor, and any information provided by the debtor regarding their ability to repay the loan. When a loan is impaired, the Partnership measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in earnings.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for conventional tankers, 30 years for liquefied petroleum gas (or LPG) carriers and 35 years for liquefied natural gas (or LNG) carriers, from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessels for 25 years, 30 years, or 35 years, respectively. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2012, 2011 and 2010 aggregated $76.4 million, $73.2 million and $72.8 million, respectively. Depreciation and amortization includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2012, 2011 and 2010 aggregated $24 thousand, $3.1 million and $4.2 million, respectively.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining estimated useful life of the vessel. Losses on vessels sold and leased back under capital leases are recognized immediately to the extent that the fair value of the vessel at the time of sale-leaseback is less than its book value.

Generally, the Partnership dry docks each of its vessels every five years. In addition, a shipping society classification intermediate survey is performed on the Partnership’s LNG and LPG carriers between the second and third year of the five-year dry-docking period. The Partnership capitalizes certain costs incurred during dry docking and for the survey and amortizes those costs on a straight-line basis from the completion of a dry docking or intermediate survey over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$

Balance at January 1,	34,449	24,393	20,477
Cost incurred for dry docking	7,493	19,638	12,727
Sale of vessel	—	—	(1,477)
Dry-dock amortization	(13,121)	(9,582)	(7,334)

Balance at December 31,	28,821	34,449	24,393

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Investments in joint ventures

The Partnership’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investment in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income.

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are presented as other assets and are deferred and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Partnership’s finite life intangible assets consist of acquired time-charter contracts and are amortized on a straight-line basis over the remaining term of the time-charters. Finite life intangible assets are assessed for impairment when events or circumstances indicate that the carrying value may not be recoverable.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheet and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting. The Partnership does not apply hedge accounting to its derivative instruments, except for certain types of interest rate swaps that it may enter into in the future.

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of income. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item (e.g. interest expense) in the consolidated statements of income. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of income.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated interest rate swaps, cross currency swap and the Partnership’s agreement with Teekay Corporation for the Suezmax tanker the Toledo Spirit (see Note 12e) are recorded in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income.

Income taxes

The Partnership accounts for income taxes using the liability method. All but two of the Partnership’s Spanish-flagged vessels are subject to the Spanish Tonnage Tax Regime (or TTR). Under this regime, the applicable tax is based on the weight (measured as net tonnage) of the vessel and the number of days during the taxable period that the vessel is at the Partnership’s disposal, excluding time required for repairs. The income the Partnership receives with respect to the remaining two Spanish-flagged vessels is taxed in Spain at a rate of 30%. However, these two vessels are registered in the Canary Islands Special Ship Registry. Consequently, the Partnership is allowed a credit, equal to 90% of the tax payable on income from the commercial operation of these vessels, against the tax otherwise payable. This effectively results in an income tax rate of approximately 3% on income from the operation of these two Spanish-flagged vessels.

The Partnership recognizes the benefits of uncertain tax positions when it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense in the Partnership’s consolidated statements of income.

Guarantees

Guarantees issued by the Partnership, excluding those that are guaranteeing its own performance, are recognized at fair value at the time the guarantees are issued and are presented in the Partnership’s consolidated balance sheets as other long-term liabilities. The liability recognized on issuance is amortized to other income (expense) on the Partnership’s consolidated statements of income as the Partnership’s risk from the guarantees declines over the term of the guarantee. If it becomes probable that the Partnership will have to perform under a guarantee, the Partnership will recognize an additional liability if the amount of the loss can be reasonably estimated.

Dropdowns	12 Months Ended
Dec. 31, 2012
Dropdowns
2.	Dropdowns

The Partnership has accounted for the acquisition of interests in vessels from Teekay Corporation as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, by the Partnership over Teekay Corporation’s historical cost is accounted for as an equity distribution to Teekay Corporation. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Partnership and the acquired vessels were both under the common control of Teekay Corporation and had begun operations. As a result, the Partnership’s financial statements prior to the date the interests in these vessels were actually acquired by the Partnership are retroactively adjusted to include the results of these vessels during the periods they were under common control of Teekay Corporation and had begun operations.

On March 17, 2010, the Partnership acquired two 2009-built Suezmax tankers, the Bermuda Spirit and the Hamilton Spirit (or the Centrofin Suezmaxes), and a 2007-built Handymax product tanker, the Alexander Spirit, from Teekay Corporation and the related long-term, fixed-rate time-charter contracts. These transactions were deemed to be business acquisitions between entities under common control. As a result, the Partnership’s consolidated statements of income and cash flows for the year ended December 31, 2010 reflect these three vessels and their results of operations, referred to herein as the Dropdown Predecessor, as if the Partnership had acquired them when each respective vessel began operations under the ownership of Teekay Corporation. These vessels began operations under the ownership of Teekay Corporation on May 27, 2009 (Bermuda Spirit), June 24, 2009 (Hamilton Spirit) and September 3, 2009 (Alexander Spirit). The effect of adjusting the Partnership’s financial statements to account for these common control exchanges up to March 17, 2010, increased the Partnership’s net income by $2.3 million for the year ended December 31, 2010.

The Partnership’s consolidated financial statements include the financial position, results of operations and cash flows of the Dropdown Predecessor. In the preparation of these consolidated financial statements, general and administrative expenses and interest expense were not identifiable as relating solely to the vessels. General and administrative expenses (consisting primarily of salaries and other employee related costs, office rent, legal and professional fees, and travel and entertainment) were allocated based on the Dropdown Predecessor’s proportionate share of Teekay Corporation’s total ship-operating (calendar) days for the period presented during which the vessels were owned by Teekay Corporation. In addition, the Dropdown Predecessor was capitalized in part with non-interest bearing loans or equity from Teekay Corporation and its subsidiaries. These intercompany loans and equity were generally used to finance the acquisition of the vessels. Interest expense includes the allocation of interest to the Dropdown Predecessor from Teekay Corporation and its subsidiaries based upon the weighted-average outstanding balance of these intercompany loans and equity and the weighted-average interest rate outstanding on Teekay Corporation’s loan facilities that were used to finance these intercompany loans and equity. Management believes these allocations reasonably present the general and administrative expenses and interest expense of the Dropdown Predecessor (see Note 12a).

Adoption of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Adoption of New Accounting Pronouncements
3.	Adoption of New Accounting Pronouncements

In January 2012, the Partnership adopted an amendment to FASB ASC 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this amendment did not have an impact on the Partnership’s consolidated financial statements other than in the disclosures as presented in Note 4 – Financial Instruments.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
4.	Financial Instruments

a)	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the Partnership’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Interest and cross currency swap agreements – The fair value of the Partnership’s derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows. The Partnership transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. Given the current volatility in the credit markets, it is reasonably possible that the amount recorded as a derivative liability could vary by a material amount in the near term.

Other derivative – The Partnership’s other derivative agreement is between Teekay Corporation and the Partnership and relates to hire payments under the time-charter contract for the Suezmax tanker Toledo Spirit (see Note 12e). The fair value of this derivative agreement is the estimated amount that the Partnership would receive or pay to terminate the agreement at the reporting date, based on the present value of the Partnership’s projection of future spot market tanker rates, which have been derived from current spot market tanker rates and long-term historical average rates. As projections of future spot rates are specific to the Partnership, these are considered Level 3 inputs for the purposes of estimating the fair value.

Long-term debt – The fair values of the Partnership’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

The Partnership categorizes the fair value estimates by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $

Recurring:
Cash and cash equivalents and restricted cash	Level 1		642,166	642,166	589,261	589,261
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2		165,687	165,687	159,603	159,603
Interest rate swap agreements – liabilities	Level 2		(304,220)	(304,220)	(304,066)	(304,066)
Cross currency swap agreement	Level 2		(2,623)	(2,623)	—	—
Other derivative	Level 3		1,100	1,100	(600)	(600)
Other:
Advances to joint venture partner (note 8)		(1)	14,004	(1)	10,200	(1)
Long-term debt – public (note 10)	Level 1		(125,791)	(129,439)	—	—
Long-term debt – non-public (note 10)	Level 2		(1,287,562)	(1,170,788)	(1,315,231)	(1,191,117)

(1)	The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Changes in fair value during the years ended December 31, 2012 and 2011 for the Partnership’s other derivative liability, the Toledo Spirit time-charter derivative, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2012	2011
	$	$

Fair value at beginning of period	(600)	(10,000)
Realized and unrealized gains included in earnings	2,607	9,307
Settlements	(907)	93

Fair value at end of period	1,100	(600)

In order to reduce the variability of its revenue, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates as well as an estimated discount rate. The estimated fair value of this other derivative as of December 31, 2012 is based upon an average daily tanker rate of $29,139 (December 31, 2011 – $29,498) over the remaining duration of the charter contract and a discount rate of 8.82% (December 31, 2011 – 8.68%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

No other assets or liabilities were carried at fair value at December 31, 2012 or December 31, 2011, except for the impairment of three vessel asset groups at December 31, 2012, which were written down to an aggregate estimated fair value of $0.8 million. The estimated fair value was based on a discounted cash flow approach, which is Level 3 in the fair value hierarchy (see Note 20).

b)	Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2012 $	December 31, 2011 $
Direct financing leases	Payment activity	Performing	403,386	409,541
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	1,704	786
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	—	830
Advances to joint venture partner (note 8)	Other internal metrics	Performing	14,004	10,200

			419,094	421,357

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
5.	Segment Reporting

The Partnership has two reportable segments, its liquefied gas segment and its conventional tanker segment. The Partnership’s liquefied gas segment consists of LNG and LPG carriers subject to long-term, fixed-rate charters to international energy companies and Teekay Corporation (see Note 12b). As at December 31, 2012, the Partnership’s liquefied gas segment consisted of 27 LNG carriers (including 16 LNG carriers included in joint ventures that are accounted for under the equity method), three LPG carriers and two Multigas carriers. The Partnership’s conventional tanker segment consisted of ten Suezmax-class crude oil tankers and one Handymax product tanker operating on long-term, fixed-rate time-charter contracts to international energy and shipping companies. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents voyage revenues and percentage of consolidated voyage revenues for customers that accounted for more than 10% of the Partnership’s consolidated voyage revenues during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Ras Laffan Liquefied Natural Gas Company Ltd.(1)	$69.6 or 18%	$68.8 or 18%	$68.7 or 18%
Repsol YPF, S.A.(1)	$50.3 or 13%	$53.9 or 14%	$51.9 or 14%
Compania Espanola de Petroleos(2)	$47.3 or 12%	$44.4 or 12%	$44.0 or 12%
The Tangguh Production Sharing Contractors(1)	$45.4 or 12%	$43.7 or 12%	$42.8 or 11%
Teekay Corporation(1)	$37.6 or 10%	Less than 10%	$36.5 or 10%

(1)	Liquefied gas segment.
(2)	Conventional tanker segment.

The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2012
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	278,511	113,740	392,251
Voyage expenses	66	1,706	1,772
Vessel operating expenses	45,816	40,531	86,347
Depreciation and amortization	69,064	30,761	99,825
General and administrative(1)	17,532	9,617	27,149
Write down of vessels	—	29,367	29,367

Income from vessel operations	146,033	1,758	147,791

Equity income	78,866	—	78,866
Investment in and advances to equity accounted joint ventures	409,735	—	409,735
Total assets at December 31, 2012	3,143,205	495,556	3,638,761
Expenditures for vessels and equipment	39,366	528	39,894
Expenditures for dry docking	6,054	1,439	7,493

	Year Ended December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	269,408	110,567	379,975
Voyage expenses	(87)	1,474	1,387
Vessel operating expenses	47,773	41,273	89,046
Depreciation and amortization	62,889	29,030	91,919
General and administrative(1)	13,385	10,735	24,120

Income from vessel operations	145,448	28,055	173,503

Equity income	20,584	—	20,584
Investment in and advances to equity accounted joint ventures	191,448	—	191,448
Total assets at December 31, 2011	2,911,659	552,689	3,464,348
Expenditures for vessels and equipment	63,686	999	64,685
Expenditures for dry docking	13,831	5,807	19,638

	Year Ended December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	264,816	109,192	374,008
Voyage expenses	29	2,013	2,042
Vessel operating expenses	46,496	38,081	84,577
Depreciation and amortization	60,954	28,393	89,347
General and administrative(1)	12,239	11,008	23,247
Gain on sale of vessel	(4,340)	—	(4,340)
Restructuring charge	—	175	175

Income from vessel operations	149,438	29,522	178,960

Equity income	8,043	—	8,043
Expenditures for vessels and equipment	24,095	2,557	26,652
Expenditures for dry docking	2,014	10,713	12,727

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31, 2012 $	December 31, 2011 $

Total assets of the liquefied gas segment	3,143,205	2,911,659
Total assets of the conventional tanker segment	495,556	552,689
Unallocated:
Cash and cash equivalents	113,577	93,627
Accounts receivable and prepaid expenses	19,244	18,837
Advances to affiliates	13,864	11,922

Consolidated total assets	3,785,446	3,588,734

Leases and Restricted Cash	12 Months Ended
Dec. 31, 2012
Leases and Restricted Cash
6.	Leases and Restricted Cash

Capital Lease Obligations

	December 31, 2012 $	December 31, 2011 $

RasGas II LNG Carriers	472,085	471,397
Suezmax Tankers	165,489	175,650

Total	637,574	647,047
Less current portion	70,272	47,203

Total	567,302	599,844

RasGas II LNG Carriers. As at December 31, 2012, the Partnership owned a 70% interest in Teekay Nakilat Corporation (or Teekay Nakilat Joint Venture), which is the lessee under 30-year capital lease arrangements relating to three LNG carriers (or the RasGas II LNG Carriers) that operate under time-charter contracts with Ras Laffan Liquefied Natural Gas Company Limited (II), a joint venture between Qatar Petroleum and ExxonMobil RasGas Inc., a subsidiary of ExxonMobil Corporation. All amounts below and in the table above relating to the RasGas II LNG Carriers capital leases include the Partnership’s joint venture partner’s 30% share.

Under the terms of the RasGas II LNG Carriers capital lease arrangements, the lessor claims tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase or decrease the lease payments to maintain its agreed after-tax margin. The Partnership’s carrying amount of the tax indemnification guarantee as at December 31, 2012 was $15.5 million and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2041. Although there is no maximum potential amount of future payments, Teekay Nakilat Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, Teekay Nakilat Joint Venture will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation (see Note 14d).

At their inception, the weighted-average interest rate implicit in these leases was 5.2%. These capital leases are variable-rate capital leases. As at December 31, 2012, the commitments under these capital leases approximated $977.1 million, including imputed interest of $505.0 million, repayable as follows:

Year	Commitment
2013	$24,000
2014	$24,000
2015	$24,000
2016	$24,000
2017	$24,000
Thereafter	$857,128

As the payments in the next five years only cover a portion of the estimated interest expense, the lease obligation will continue to increase. Starting in 2024, the lease payments will increase to cover both interest and principal to commence reduction of the principal portion of the lease obligations.

Suezmax Tankers. As at December 31, 2012, the Partnership was a party to capital leases on five Suezmax tankers. Under the terms of the lease arrangements the Partnership is required to purchase these vessels for a fixed price, at the option of the lessor. During 2012, the lessor extended the term of one of the five leases and has deferred its option to sell all five vessels to the Partnership until 2014. However, the Partnership expects the charterer to exercise its option to terminate their charter contracts on two of the Suezmax tankers in 2013. If this occurs, the capital leases for these two vessels will concurrently terminate and it is expected that the vessels will be sold to a third party. At the inception of these leases, the weighted-average interest rate implicit in these leases was 7.4%. These capital leases are variable-rate capital leases. However, any change in the lease payments resulting from changes in interest rates is offset by a corresponding change in the charter hire payments received by the Partnership.

As at December 31, 2012, the remaining commitments under these capital leases, including the purchase obligations, approximated $190.5 million, including imputed interest of $25.0 million, repayable during 2013 through 2018.

Year	Commitment
2013	$80,791
2014	$36,000
2015	$7,790
2016	$7,672
2017	$30,953
Thereafter	$27,296

The Partnership’s capital leases do not contain financial or restrictive covenants other than those relating to operation and maintenance of the vessels.

Restricted Cash

Under the terms of the capital leases for the RasGas II LNG Carriers, the Partnership is required to have on deposit with financial institutions an amount of cash that, together with interest earned on the deposits, will equal the remaining amounts owing under the leases. These cash deposits are restricted to being used for capital lease payments and have been fully funded primarily with term loans (see Note 10). As at December 31, 2012 and 2011, the amount of restricted cash on deposit for the three RasGas II LNG Carriers was $475.5 million and $476.1 million, respectively. As at December 31, 2012 and 2011, the weighted-average interest rates earned on the deposits were 0.4% and 0.3%, respectively. These rates do not reflect the effect of related interest rate swaps that the Partnership has used to economically hedge its floating-rate restricted cash deposits relating to the RasGas II LNG Carriers (see Note 13).

The Partnership maintains restricted cash deposits relating to certain term loans, which cash totaled $19.0 million and $16.9 million, of which a majority of these deposits were denominated in Euros, as at December 31, 2012 and 2011, respectively. During the year ended December 31, 2012, the Partnership deposited $30.0 million in a restricted cash account as security for the debt within MALT LNG Holdings ApS, a joint venture between the Partnership and Marubeni Corporation (or the Teekay LNG-Marubeni Joint Venture) in order to acquire six LNG carriers (or the MALT LNG Carriers) from Denmark-based A.P. Moller-Maersk A/S (see Note 19).

The Partnership maintains restricted cash deposits relating to amounts received from charterers to be used only for dry-docking expenditures and emergency repairs, which totaled $4.1 million and $2.6 million as at December 31, 2012 and 2011, respectively.

Operating Lease Obligations

Teekay Tangguh Joint Venture

The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. As at December 31, 2012, the Teekay Tangguh Joint Venture was a party to operating leases whereby it is leasing its two LNG carriers (or the Tangguh LNG Carriers) to a third party company (or Head Leases). The Teekay Tangguh Joint Venture is then leasing back the LNG carriers from the same third party company (or Subleases). Under the terms of these leases, the third party company claims tax depreciation on the capital expenditures it incurred to lease the vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the Teekay Tangguh Joint Venture. Lease payments under the Subleases are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lease payments are increased or decreased under the Sublease to maintain the agreed after-tax margin. The Teekay Tangguh Joint Venture’s carrying amount of this tax indemnification as at December 31, 2012 and December 31, 2011 was $9.4 million and $9.9 million, respectively, and is included as part of other long-term liabilities in the consolidated balance sheets of the Partnership. The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2033. Although there is no maximum potential amount of future payments, the Teekay Tangguh Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, the Teekay Tangguh Joint Venture will be required to pay termination sums to the third party company sufficient to repay the third party company’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Head Leases and the Subleases have 20 year terms and are classified as operating leases. The Head Lease and the Sublease for the two Tangguh LNG Carriers commenced in November 2008 and March 2009, respectively.

As at December 31, 2012, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts(1)	Sublease Payments(1)(2)
2013	$28,843	$24,779
2014	$28,828	$24,779
2015	$22,188	$24,779
2016	$21,242	$24,779
2017	$21,242	$24,779
Thereafter	$239,063	$278,884

Total	$361,406	$402,779

(1)

The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2012, the Partnership had received $149.0 million of aggregate Head Lease receipts and had paid $90.6 million of aggregate Sublease payments. The portion of the Head Lease receipts that haven’t been recognized into earnings are deferred and amortized on a straight line basis over the lease terms and as at December 31, 2012, $39.1 million of Head Lease receipts had been deferred and included in other long-term liabilities in the Partnership’s consolidated balance sheets.

(2)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases

The Tangguh LNG Carriers commenced their time-charters with The Tangguh Production Sharing Contractors in January and May 2009, respectively. Both time-charters are accounted for as direct financing leases with 20-year terms and the following table lists the components of the net investments in direct financing leases:

	December 31, 2012 $	December 31, 2011 $

Total minimum lease payments to be received	623,739	662,912
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	523	554
Less unearned revenue	(415,841)	(448,890)

Total	403,386	409,541
Less current portion	6,656	6,074

Total	396,730	403,467

As at December 31, 2012, estimated minimum lease payments to be received by the Partnership under the Tangguh LNG Carrier leases in each of the next five succeeding fiscal years were approximately $39.1 million per year for 2013 through 2017. Both leases are scheduled to end in 2029.

Operating Leases

As at December 31, 2012, the minimum scheduled future revenues in the next five years to be received by the Partnership for the lease and non-lease elements under charters that were accounted for as operating leases are approximately $340.3 million (2013), $319.0 million (2014), $313.1 million (2015), $288.9 million (2016) and $288.0 million (2017). Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2012, revenue from unexercised option periods of contracts that existed on December 31, 2012, or variable or contingent revenues. Therefore, the minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years.

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets and Goodwill
7.	Intangible Assets and Goodwill

As at December 31, 2012 and 2011, intangible assets consisted of time-charter contracts with a weighted-average amortization period of 15.9 years and 19.2 years, respectively. The carrying amount of intangible assets for the Partnership’s reportable segments is as follows:

	December 31, 2012			December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	12,623	192,436	179,813	12,623	192,436
Accumulated amortization	(74,456)	(7,996)	(82,452)	(65,599)	(5,887)	(71,486)

Net carrying amount	105,357	4,627	109,984	114,214	6,736	120,950

Amortization expense of intangible assets were $11.0 million, $9.6 million and $9.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of intangible assets in the next five years are approximately $13.3 million (2013), $9.0 million (2014), $8.9 million (2015), $8.9 million (2016) and $8.9 million (2017).

The carrying amount of goodwill as at each of December 31, 2012 and 2011 for the Partnership’s liquefied gas segment was $35.6 million. In 2012 and 2011, the Partnership conducted a goodwill impairment review of its liquefied gas segment and concluded that no impairment had occurred.

Advances to Joint Venture Partner	12 Months Ended
Dec. 31, 2012
Advances to Joint Venture Partner
8.	Advances to Joint Venture Partner

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture and, as of December 31, 2012 and December 31, 2011, the Teekay Tangguh Joint Venture had advances of $14.0 million and $10.2 million, respectively, to the Partnership’s joint venture partner, BLT LNG Tangguh Corporation, and its parent company, PT Berlian Laju Tanker. The advances are comprised of a $3.6 million promissory note due on demand that bears interest at a fixed-rate of 8.0%. The remaining amount of the advance is non-interest bearing.

In July 2012, PT Berlian Laju Tanker entered into a court-supervised restructuring in Indonesia in order to restructure its debts. The Partnership believes the advances to the joint venture partner and its parent are still collectible given that the expected cash flows anticipated to be generated by the Teekay Tangguh Joint Venture can be used to repay the advances.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities
9.	Accrued Liabilities

	December 31, 2012 $	December 31, 2011 $

Voyage and vessel expenses	6,437	10,891
Audit, legal and other general expenses	6,882	8,435
Interest including interest rate swaps	20,162	19,606
Payroll and benefits(1)	4,003	6,877
Income tax payable and other	650	931

Total	38,134	46,740

(1)	As at December 31, 2012 and 2011, nil and $3.6 million, respectively, of accrued liabilities related to crewing and manning costs payable to the subsidiaries of Teekay Corporation (see Note 12c).

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
10.	Long-Term Debt

	December 31, 2012 $	December 31, 2011 $

U.S. Dollar-denominated Revolving Credit Facilities due through 2018	80,000	49,274
U.S. Dollar-denominated Term Loan due through 2018	112,264	120,796
U.S. Dollar-denominated Term Loan due through 2019	321,851	346,768
U.S. Dollar-denominated Term Loan due through 2021	309,984	321,337
U.S. Dollar-denominated Term Loan due through 2021	108,799	114,868
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	125,791	—
Euro-denominated Term Loans due through 2023	341,382	348,906

Total	1,413,353	1,315,231
Less current portion	86,489	84,722

Total	1,326,864	1,230,509

As at December 31, 2012, the Partnership had three long-term revolving credit facilities available, which, as at such date, provided for borrowings of up to $461.4 million, of which $381.4 million was undrawn. Interest payments are based on LIBOR plus margins. The amount available under the revolving credit facilities reduces by $33.7 million (2013), $34.5 million (2014), $84.1 million (2015), $27.3 million (2016), $28.2 million (2017) and $253.6 million (2018). All the revolving credit facilities may be used by the Partnership to fund general partnership purposes and to fund cash distributions. The Partnership is required to repay all borrowings used to fund cash distributions within 12 months of their being drawn, from a source other than further borrowings. The revolving credit facilities are collateralized by first-priority mortgages granted on seven of the Partnership’s vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.

At December 31, 2012, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $112.3 million. Interest payments on this loan are based on LIBOR plus 2.75% and require quarterly interest and principal payments and a bullet repayment of $50.7 million due at maturity in 2018. This loan facility is collateralized by first-priority mortgages on the five vessels to which the loan relates, together with certain other related security and is guaranteed by the Partnership.

The Partnership owns a 70% interest in Teekay Nakilat Corporation (or the Teekay Nakilat Joint Venture), a consolidated entity of the Partnership. The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at December 31, 2012, totaled $321.9 million, of which $153.7 million bears interest at a fixed-rate of 5.39% and requires quarterly interest and principal payments over the remaining term of the loan maturing in 2018 and 2019. The remaining $168.2 million bears interest based on LIBOR plus 0.68%, which requires quarterly interest payments over the remaining term of the loan and will require bullet repayments of approximately $56.0 million for each of three vessels due at maturity in 2018 and 2019. The term loan is collateralized by first-priority mortgages on the three vessels, together with certain other related security and certain guarantees from the Partnership.

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture, a consolidated entity of the Partnership. The Teekay Tangguh Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at December 31, 2012, totaled $310.0 million. Interest payments on the loan are based on LIBOR plus margins. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.63%. One tranche reduces in quarterly payments while the other tranche correspondingly is drawn up with a final $95.0 million bullet payment for each of two vessels due in 2021. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.

At December 31, 2012, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $108.8 million. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.70%. One tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with a final $20.0 million bullet payment for each of two vessels due 12 years and six months from each vessel delivery date. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security and is guaranteed by Teekay Corporation.

The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated demand loan outstanding owing to Qatar Gas Transport Company Ltd. (Nakilat), which, as at December 31, 2012, totaled $13.3 million. Interest payments on this loan are based on a fixed interest rate of 4.84%. The loan is repayable on demand no earlier than February 27, 2027.

On May 3, 2012, the Partnership issued Norwegian Kroner (or NOK) 700 million of senior unsecured bonds that mature in May 2017 in the Norwegian bond market. As at December 31, 2012, the carrying amount of the bonds was $125.8 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.25%. The Partnership entered into a cross currency swap, to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.88% (see Note 13), and the transfer of principal fixed at $125.0 million upon maturity in exchange for NOK 700 million.

The Partnership has two Euro-denominated term loans outstanding, which as at December 31, 2012, totaled 258.8 million Euros ($341.4 million). Interest payments are based on EURIBOR plus a margin, which margins ranged from 0.60% to 2.25% as of December 31, 2012, and require monthly interest and principal payments. The term loans have varying maturities through 2023. The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.

The weighted-average effective interest rate for the Partnership’s long-term debt outstanding at December 31, 2012 and 2011 was 2.29%. This rate does not reflect the effect of related interest rate swaps that the Partnership has used to economically hedge certain of its floating-rate debt (see Note 13). At December 31, 2012, the margins on the Partnership’s outstanding revolving credit facilities and term loans ranged from 0.30% to 2.75%.

All Euro-denominated term loans and NOK-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Partnership’s NOK-denominated bonds, the Partnership’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Partnership’s cross currency swap, the Partnership incurred foreign exchange (losses) gains of ($8.2) million, $10.3 million and $27.5 million, of which these amounts were primarily unrealized, for the years ended December 31, 2012, 2011 and 2010, respectively.

The aggregate annual long-term debt principal repayments required for periods subsequent to December 31, 2012 are $86.5 million (2013), $88.1 million (2014), $124.9 million (2015), $91.7 million (2016) $219.5 million (2017) and $802.7 million (thereafter).

Certain loan agreements require that (a) the Partnership maintains minimum levels of tangible net worth and aggregate liquidity, (b) the Partnership maintains certain ratios of vessel values as it relates to the relevant outstanding loan principal balance, (c) the Partnership not exceed a maximum level of leverage, and (d) one of the Partnership’s subsidiaries maintains restricted cash deposits. The Partnership’s ship-owning subsidiaries may not, among other things, pay dividends or distributions if the Partnership is in default under its term loans or revolving credit facilities. One of the Partnership’s term loans is guaranteed by Teekay Corporation and contains covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. As at December 31, 2012, the Partnership, and Teekay Corporation and their affiliates were in compliance with all covenants relating to the Partnership’s credit facilities and term loans.

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax
11.	Income Tax

The components of the provision for income taxes were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Current	1,652	2,297	1,340
Deferred	(1,027)	(1,516)	330

Income tax expense	625	781	1,670

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net income before income tax expenses	139,767	98,137	94,614
Net income not subject to taxes	(148,118)	(205,363)	(138,951)

Net loss subject to taxes	(8,351)	(107,226)	(44,337)

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	731	(30,548)	(14,115)
Adjustments to valuation allowance and uncertain tax position	(3,352)	25,361	19,980
Permanent and currency differences	(2,069)	(2,540)	(4,195)
Change in tax rate	5,315	8,508	—

Tax expense charge related to the current year	625	781	1,670

The significant components of the Partnership’s deferred tax assets (liabilities) included in other assets were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Derivative instruments	50,669	59,724
Taxation loss carryforwards	40,762	35,554
Vessels and equipment	3,150	2,178
Capitalized interest	(2,784)	(3,123)

	91,797	94,333
Valuation allowance	(85,884)	(89,236)

Net deferred tax assets	5,913	5,097

The Partnership had tax losses in the United Kingdom (or UK) of $23.0 million as at December 31, 2012 that are available indefinitely for offset against future taxable income in the UK. The Partnership had tax losses in Spain of 139.4 million Euros (approximately $184.0 million) as at December 31, 2012 that are available to be carried forward for 15 years for offset against future taxable income in Spain. The Partnership also had tax losses in Luxembourg of 78.9 million Euros (approximately $104.0 million) as at December 31, 2012 that are available indefinitely for offset against taxable future income in Luxembourg. Certain of the balances in the comparative columns above have been adjusted with no impact on the amount of the net deferred tax assets.

As of December 31, 2007, the Partnership had unrecognized tax benefits of 3.4 million Euros (approximately $5.4 million) relating to a re-investment tax credit related to a 2005 annual tax filing. During the third quarter of 2008, the Partnership received the refund on the re-investment tax credit and met the more-likely-than-not recognition threshold. As a result, the Partnership reflected this refund as a credit to equity as the original vessel sale transaction was a related party transaction reflected in equity. In 2009, the relevant tax authorities subsequently challenged the eligibility of the re-investment tax credit and, as a result, the Partnership believed the more-likely-than-not threshold was no longer met and recognized a liability of 3.4 million Euros (approximately $4.7 million) and reversed the benefit of the refund against equity as of December 31, 2009. As at December 31, 2011, a liability of 4.2 million Euros (approximately $5.5 million) relating to the re-investment tax credit is included in other long-term liabilities. In 2012, the relevant tax authorities accepted the Partnership’s claim on its re-investment tax credit and thus the Partnership no longer has any tax liability related to the reinvestment tax credit as of December 31, 2012 and the credit is reflected in the Partnership’s equity for 2012.

The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense. During the years ended December 31, 2012, 2011 and 2009, the Partnership incurred nil, $0.3 million and $1.0 million, respectively, of accrued interest and penalties relating to income taxes. The tax years 2006 through 2012 currently remain open to examination by the major tax jurisdictions to which the Partnership is subject.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
12.	Related Party Transactions

a) On March 17, 2010, the Partnership acquired from Teekay Corporation the two 2009-built Centrofin Suezmaxes and the Alexander Spirit and the associated long-term fixed-rate time-charter contracts for a total cost of $160 million. As described in Note 2, the acquisition was accounted for as a reorganization of entities under common control and accounted for on a basis similar to the pooling of interest basis. The Partnership financed the acquisition by assuming $126 million of debt, drawing $24 million on its existing revolving credit facilities and using $10 million of cash. In addition, the Partnership acquired approximately $15 million of working capital in exchange for a short-term vendor loan from Teekay Corporation. The excess of the purchase price over the historical carrying value of the assets acquired was $3.6 million and is reflected as a distribution of capital to Teekay Corporation.

During the year ended December 31, 2010, $0.7 million of general and administrative expenses attributable to the operations of the Centrofin Suezmaxes and Alexander Spirit were incurred by Teekay Corporation and have been allocated to the Partnership as part of the results of the Dropdown Predecessor.

During the year ended December 31, 2010, $0.3 million of interest expense attributable to the operations of the Alexander Spirit was incurred by Teekay Corporation and has been allocated to the Partnership as part of the results of the Dropdown Predecessor.

b) Two of the Partnership’s LNG carriers, the Arctic Spirit and Polar Spirit (or the Kenai LNG Carriers), are employed on long-term charter contracts with subsidiaries of Teekay Corporation. In addition, the Partnership and certain of its operating subsidiaries have entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership and its subsidiaries with administrative, crew training, advisory, business development, technical and strategic consulting services. Finally, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary for the conduct of the Partnership’s business. Such related party transactions, excluding expenses allocated to the Partnership as part of the result of the Dropdown Predecessor, were as follows for the periods indicated:

	Year Ended
	December 31, 2012 $	December 31, 2011 $	December 31, 2010 $
Revenues(1)	37,630	35,068	36,512
Vessel operating expenses(2)	2,548	2,742	3,791
General and administrative(3) (4)	19,710	15,468	14,919

(1)

Commencing in 2008, the Kenai LNG Carriers were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(2)	Teekay Corporation’s crew training.
(3)

Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

(4)

Amounts are net of $0.2 million, $1.0 million and $1.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, which consist of the amortization of $3.0 million paid to the Partnership by Teekay Corporation in March 2009 for the right to provide ship management services to certain of the Partnership’s vessels.

c) As at December 31, 2012 and 2011, crewing and manning costs of nil and $4.1 million, respectively, were payable to affiliates and were included as part of accounts payable and accrued liabilities in the Partnership’s consolidated balance sheets. In addition, as at December 31, 2012 and 2011, non-interest bearing advances to affiliates totaled $13.9 million and $11.9 million, respectively, and non-interest bearing advances from affiliates totaled $12.1 million and $17.4 million, respectively. These advances are unsecured and have no fixed repayment terms.

d) In connection with the Partnership’s initial public offering in May 2005, the Partnership entered into an omnibus agreement with Teekay Corporation, the General Partner and other related parties governing, among other things, when the Partnership and Teekay Corporation may compete with each other and certain rights of first offer on LNG carriers and Suezmax tankers. In December 2006, the omnibus agreement was amended in connection with the initial public offering of Teekay Offshore Partners L.P. (or Teekay Offshore). As amended, the agreement governs, among other things, when the Partnership, Teekay Corporation and Teekay Offshore may compete with each other and certain rights of first offer on LNG carriers, oil tankers, shuttle tankers, floating storage and offtake units and floating production, storage and offloading units.

e) The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The remaining term of the time-charter contract is 13 years, although the charterer has the right to terminate the time-charter in July 2018. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate.

During the years ended December 31, 2012, 2011 and 2010, the Partnership realized gains (losses) of $0.9 million, ($0.1) million and ($1.9) million, respectively, for amounts received from or paid to Teekay Corporation as a result of this agreement (see Note 13). The amounts receivable or payable to Teekay Corporation are settled at the end of each year.

f) In July 2008, subsidiaries of Teekay Corporation (or the Skaugen Multigas Subsidiaries) signed contracts to purchase from I.M. Skaugen ASA (or Skaugen) two multigas carriers (or the Skaugen Multigas Carriers), which are two technically advanced 12,000-cubic meter newbuilding ships capable of carrying LNG, LPG or ethylene. The Partnership agreed to acquire the Skaugen Multigas Subsidiaries from Teekay Corporation upon delivery of the vessels.

On June 15, 2011 and October 17, 2011, the two Skaugen Multigas Carriers, the Norgas Unikum and the Norgas Vision, were delivered and commenced service under a 15-year, fixed-rate charters to Skaugen. On delivery, the Partnership concurrently acquired Teekay Corporation’s 100% ownership interests in the Skaugen Multigas Subsidiaries for a purchase price of $114.5 million. These transactions were concluded between entities under common control and, thus, the assets acquired were recorded at historical book value. The excess of the combined purchase price over the combined book value of the assets of $8.2 million was accounted for as an equity distribution to Teekay Corporation.

g) During 2010, the Partnership agreed to acquire an interest rate swap, with a notional amount of $30.0 million, relating to an LPG Carrier newbuild from Teekay Corporation for no consideration and the Partnership accounted for this swap during 2010. The actual acquisition of this interest rate swap was concurrent with the delivery of the LPG Carrier on September 15, 2011. This transaction was concluded between related parties and thus, the interest rate swap was recorded at its carrying value which was equal to its fair value. The excess of the liability assumed over the consideration paid amounting to $1.5 million was charged to equity during the year ended December 31, 2010.

h) During September and October 2011, the Partnership sold 1% of its ownership interest in its Skaugen Multigas Subsidiaries and the Skaugen LPG Carriers at that time to the General Partner for approximately $1.8 million.

i) In December 2007, a consortium in which Teekay Corporation had a 33% ownership interest agreed to charter four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers) for a period of 20 years to Angola LNG Supply Services LLC. The consortium entered into agreements to construct the four LNG carriers at a total cost of $906.2 million (of which Teekay Corporation’s 33% portion was $299.0 million), excluding capitalized interest. The vessels are chartered at fixed rates, with inflation adjustments, which began upon delivery of the vessels. In March 2011, the Partnership agreed to acquire Teekay Corporation’s 33% ownership interest in these vessels and related charter contracts upon delivery of each vessel.

Three of the four Angola LNG Carriers delivered during August to October 2011 and commenced their 20-year, fixed-rate charters to Angola LNG Supply Services LLC. Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in these three vessels and related charter contracts for a total equity purchase price of $57.3 million (net of assumed debt of $193.8 million). This transaction was concluded between entities under common control and thus, the assets acquired were recorded at historical book value. The excess of the purchase price over the book value of the assets of $46.2 million was accounted for as an equity distribution to Teekay Corporation in 2011.

In January 2012, the remaining Angola LNG Carrier delivered and commenced its 20-year, fixed-rate charter. Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in this vessel and related charter contract for a total equity purchase price of $19.1 million (net of assumed debt of $64.8 million). The excess of the purchase price over the book value of the assets (including the fair market value of the interest rate swap associated with debt secured by the vessel) underlying the 33% ownership interest in the fourth vessel of $15.9 million was accounted for as an equity distribution to Teekay Corporation. The Partnership’s investments in the Angola LNG Carriers are accounted for using the equity method.

j) In February 2012, the Partnership incurred a $7.0 million charge relating to a one-time fee to Teekay Corporation for its support in the Partnership’s successful acquisition of its 52% interest in six LNG carriers (see Note 19). This acquisition fee is reflected as part of investments in and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments
13.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated these derivative instruments as hedges for accounting purposes.

Foreign Exchange Risk

In May 2012, concurrent with the issuance of NOK 700 million of senior unsecured bonds (see Note 10), the Partnership entered into a cross currency swap and pursuant to this swap the Partnership receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swap exchanges a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swap is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2017 and to economically hedge the interest rate exposure. As at December 31, 2012, the Partnership was committed to the following cross currency swap:

Principal	Principal	Floating Rate Receivable		Fixed	Fair Value / Carrying Amount of	Weighted- Average Remaining
Amount NOK	Amount $	Reference Rate	Margin	Rate Payable	Liability $	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(2,623)	4.3

Interest Rate Risk

The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt and floating-rate restricted cash deposits. As at December 31, 2012, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	412,880	(110,590)	24.1	4.9
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	203,455	(57,804)	6.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(17,937)	5.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(20,205)	4.0	5.3
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	206,250	(56,355)	16.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	469,260	165,687	24.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(4)	EURIBOR	341,382	(41,329)	11.5	3.1

			(138,533)

(1)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2012, ranged from 0.30% to 2.75%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces semi-annually.
(4)	Principal amount reduces monthly to 70.1 million Euros ($92.5 million) by the maturity dates of the swap agreements.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivatives

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at December 31, 2012 was $1.1 million (December 31, 2011 – a liability of $0.6 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

Realized and unrealized (losses) gains relating to interest rate swap agreements and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income. The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2012			2011			2010
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total

Interest rate swap agreements	(37,427)	5,200	(32,227)	(62,660)	(9,677)	(72,337)	(42,495)	(34,906)	(77,401)
Toledo Spirit time-charter derivative	907	1,700	2,607	(93)	9,400	9,307	(1,919)	600	(1,319)

	(36,520)	6,900	(29,620)	(62,753)	(277)	(63,030)	(44,414)	(34,306)	(78,720)

Unrealized and realized gains (losses) of the cross currency swap are recognized in earnings and reported in foreign currency exchange (loss) gain in the Partnership’s consolidated statements of income. For the year ended December 31, 2012, unrealized losses of ($2.7) million and realized gains of $0.3 million were recognized in earnings.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
14.	Commitments and Contingencies

a) The Partnership consolidates certain variable interest entities (or VIEs) within its consolidated financial statements. In general, a VIE is a corporation, partnership, limited-liability company, trust or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In July 2008, the Skaugen Multigas Subsidiaries signed contracts for the purchase of the Skaugen Multigas Carriers from Skaugen. The Partnership agreed to acquire the Skaugen Multigas Subsidiaries from Teekay Corporation upon delivery of the vessels. Subsequent to July 2008 and prior to the delivery of the vessels in June and October 2011, the Partnership consolidated the Skaugen Multigas Subsidiaries as they were VIEs and the Partnership was the primary beneficiary during this period. The Partnership acquired 100% of the shares of the two Skaugen Multigas Subsidiaries on June 15, 2011 and October 17, 2011, respectively.

b) On December 12, 2012, the Partnership signed a contract with Daewoo Shipbuilding & Marine Engineering Co. Ltd. for the construction of two 173,400-cubic meters LNG carriers at a total cost of approximately $386 million, excluding capitalized interest. The vessels are scheduled for delivery in 2016. As at December 31, 2012, payments made towards these commitments totaled $38.6 million (excluding $24 thousand of capitalized interest costs). As at December 31, 2012, the remaining payments required to be made under these newbuilding contracts are $19.3 million (2014), $57.9 million (2015) and $270.2 million (2016).

c) As described in Note 6, the Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or the RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures. As a result, the lessor has requested that the Teekay Nakilat Joint Venture enter into negotiations to terminate the RasGas II Leases. The Teekay Nakilat Joint Venture has declined this request as it does not believe that HRMC would be able to successfully challenge the availability of the tax benefits of these leases to the lessor. This assessment is partially based on a January 2012 court decision, regarding a similar financial lease of an LNG carrier, that ruled in favor of the taxpayer. However, the HMRC is appealing that decision and the appeal is expected to be heard in May 2013. If the HMRC were able to successfully challenge the RasGas II Leases, the Teekay Nakilat Joint Venture could be subject to significant costs associated with the termination of the lease or increased lease payments to compensate the lessor for the lost tax benefits. The Partnership estimates its 70% share of the potential exposure to be approximately $29 million, exclusive of potential financing and interest rate swap termination costs.

The Teekay Nakilat Joint Venture has received notification from the lessor of the three vessels of a credit rating downgrade to the bank that was providing the letter of credit (or LC Bank) to Teekay Nakilat Joint Venture’s tax lease. As a result, the lessor has claimed an increase to the lease rentals over the remaining term of the RasGas II Leases and instructed that an estimated $12 million additional amount of cash be placed on deposit by the Teekay Nakilat Joint Venture. The Teekay Nakilat Joint Venture has engaged external legal counsel to assess these claims. The Partnership’s 70% share of the present value of the lease rental increase claim is approximately $10 million; however, the final amount is dependent on external legal counsel’s review. The Teekay Nakilat Joint Venture is also looking at other alternatives to mitigate the impact of the downgrade to the LC Bank’s credit rating.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
15.	Supplemental Cash Flow Information

a) The changes in operating assets and liabilities for years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $

Accounts receivable	513	5,441	(8,392)
Prepaid expenses	(920)	995	692
Accounts payable	(1,124)	(1,053)	(326)
Accrued liabilities	(8,606)	8,068	(3,255)
Unearned revenue and long-term unearned revenue	7,996	(5,809)	(1,183)
Restricted cash	(1,464)	(2,747)	—
Advances to and from affiliates and joint venture partners	(7,259)	(42,551)	12,880
Other operating assets and liabilities	3,557	4,198	6,241

Total	(7,307)	(33,458)	6,657

b) Cash interest paid (including interest paid by the Dropdown Predecessor and realized losses on interest rate swaps) on long-term debt, advances from affiliates and capital lease obligations, net of amounts capitalized, during the years ended December 31, 2012, 2011 and 2010 totaled $131.1 million, $154.3 million (including a termination fee of $22.6 million) and $135.5 million, respectively.

c) The Partnership’s consolidated statements of cash flows for the year ended December 31, 2010 reflects the Dropdown Predecessor as if the Partnership had acquired the Dropdown Predecessor when the vessels began operations under the ownership of Teekay Corporation.

d) During the years ended December 31, 2012, 2011 and 2010 cash paid for corporate income taxes was $1.5 million, $1.5 million and $0.2 million, respectively.

e) In November 2010, the $37.3 million portion of the purchase price relating to the Partnership’s 50% acquisition of the Excalibur and Excelsior Joint Ventures through the issuance of 1.1 million common units was treated as a non-cash transaction in the Partnership’s consolidated statements of cash flows.

Total Capital and Net Income Per Unit	12 Months Ended
Dec. 31, 2012
Total Capital and Net Income Per Unit
16.	Total Capital and Net Income Per Unit

The following table summarizes the issuances of common units over the three years ending December 31, 2012:

Date	Number of Common Units Issued	Offering Price	Gross Proceeds(1) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering(2)	Use of Proceeds
July 2010	1,713,502	$29.18	51,000	50,921	47.70%	Prepayment of revolving credit facilities and general corporate purposes
November 2010	1,052,749	$35.44	38,070	38,070	46.83%	Acquisition of Excelsior and Excalibur Joint Ventures
April 2011	4,251,800	$38.88	168,684	161,655	43.62%	Prepayment of revolving credit facilities
November 2011	5,500,000	$33.40	187,449	179,523	40.09%	Prepayment of revolving credit facilities
September 2012	4,825,863	$38.43	189,243	182,316	37.45%	Prepayment of revolving credit facilities

(1)	Including General Partner’s 2% proportionate capital contribution.
(2)	Including Teekay Corporation’s indirect 2% general partner interest.

During 2012, the board of directors of the General Partner authorized the award by the Partnership of 1,263 common units to each of the four non-employee directors with a value of approximately $50,000 for each award. The Chairman was awarded 2,210 common units with a value of approximately $87,500. These common units were purchased by the Partnership in the open market in March 2012 and were fully vested upon grant. During 2011 and 2010, the Partnership awarded 1,267 and 1,007 common units, respectively, as compensation to each of the four non-employee directors. The awards were fully vested in May 2011 and May 2010, respectively. The compensation to the non-employee directors is included in general and administrative expenses on the consolidated statements of income.

Limited Total Rights

Significant rights of the Partnership’s limited partners include the following:

•	Right to receive distribution of available cash within approximately 45 days after the end of each quarter.

•	No limited partner shall have any management power over the Partnership’s business and affairs; the General Partner shall conduct, direct and manage Partnership’s activities.

•

The General Partner may be removed if such removal is approved by unitholders holding at least 66-2/3% of the outstanding units voting as a single class, including units held by our General Partner and its affiliates.

Subordinated Units

All of the Partnership’s subordinated units, which were issued in connection with the Partnership’s initial public offering in 2005, were held by a subsidiary of Teekay Corporation. Under the partnership agreement, during the subordination period applicable to the Partnership’s subordinated units, the common units had the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.4125 per quarter, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. Distribution arrearages do not accrue on the subordinated units. The purpose of the subordinated units was to increase the likelihood that during the subordination period there would be available cash to be distributed on the common units.

On May 19, 2009, 3.7 million subordinated units were converted into an equal number of common units as provided for under the terms of the partnership agreement and began participating pro rata with the other common units in distributions of available cash commencing with the August 2009 distribution. The price of the Partnership’s units at the time of conversion was $17.66.

The subordination period ended on April 1, 2010 and the remaining 7.4 million subordinated units converted into an equal number of common units. The price of the Partnership’s units at time of conversion was $29.95.

Incentive Distribution Rights

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.65	75%	25%
Above $0.65	50%	50%

During 2012, cash distributions exceeded $0.4625 per unit and, consequently, the assumed distribution of net income resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income for the purposes of the net income per unit calculation.

In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and the General Partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.

Net Income Per Unit

Net income per unit is determined by dividing net income, after deducting the amount of net income attributable to the Dropdown Predecessor, the non-controlling interest and the General Partner’s interest, by the weighted-average number of units outstanding during the period.

The General Partner’s, common unitholders’ and subordinated unitholder’s interests in net income are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation (losses) gains.

Pursuant to the Partnership agreement, allocations to partners are made on a quarterly basis.

Other Information	12 Months Ended
Dec. 31, 2012
Other Information
17.	Other Information
On November 5, 2010, the Partnership sold one of its LPG carriers, the Dania Spirit, for proceeds of $21.5 million, resulting in a gain of $4.3 million.

Restructuring Charge	12 Months Ended
Dec. 31, 2012
Restructuring Charge
18.	Restructuring Charge

During 2009, the Partnership restructured certain ship management functions from the Partnership’s office in Spain to a subsidiary of Teekay Corporation and changed the nationality of certain seafarer positions. During the year ended December 31, 2010, the Partnership incurred expenses of $0.2 million, in connection with these restructuring plans. No further expenses relating to this restructuring plan was incurred subsequent to 2010.

Equity Method Investments	12 Months Ended
Dec. 31, 2012
Equity Method Investments
19.	Equity Method Investments

On February 28, 2012, the Teekay LNG-Marubeni Joint Venture acquired a 100% interest in the six MALT LNG Carriers from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. The Partnership and Marubeni Corporation (or Marubeni) have 52% and 48% economic interests, respectively, but share control of Teekay LNG-Marubeni Joint Venture. Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and the Partnership, the Partnership accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method. The Teekay LNG-Marubeni Joint Venture financed this acquisition with $1.06 billion from secured loan facilities and $266 million from equity contributions from the Partnership and Marubeni Corporation. The Partnership has agreed to guarantee its 52% share of the secured loan facilities of the Teekay LNG-Marubeni Joint Venture and as a result, deposited $30 million in a restricted cash account as security for the debt within the Teekay LNG-Marubeni Joint Venture and recorded a guarantee liability of $1.4 million. The carrying value of the guarantee liability as at December 31, 2012, was $0.6 million and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets. The Partnership has a 52% economic interest in the Teekay LNG-Marubeni Joint Venture and consequently its share of the $266 million equity contribution was $138.2 million. The Partnership also contributed an additional $5.8 million for its share of legal and financing costs and recorded the $7.0 million acquisition fee paid to Teekay Corporation as part of the investment (see Note 12j). The Partnership financed the equity contributions by borrowing under its existing credit facilities.

On November 4, 2010, the Partnership acquired a 50% interest in the Excalibur and Excelsior Joint Ventures from Exmar NV for a total equity purchase price of approximately $72.5 million (net of assumed debt). The Partnership financed $37.3 million of the purchase price by issuing to Exmar NV approximately 1.1 million new common units with the balance financed by drawing on one of the Partnership’s revolving credit facilities. As part of the transaction the Partnership agreed to guarantee its 50% share of the $206 million of debt secured by the Excalibur and Excelsior Joint Ventures. The excess of the Partnership’s investment in the Excalibur and Excelsior Joint Ventures over its underlying equity in the net assets, which amounts to approximately $51 million, has substantially been accounted for as an increase to the carrying value of the vessels of the Excalibur and Excelsior Joint Ventures, in accordance with the finalized purchase price adjustments.

The Partnership has a 33% ownership interest in four 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The Angola LNG Carriers are chartered at fixed rates, subject to inflation adjustments, to Angola LNG Supply Services LLC for a period of 20 years from the date of delivery from the shipyard, with two five year options for the charterer to extend the charter contract and are classified as direct financing leases. The charterer has the option to terminate the charter upon 120 days notice and payment of an early termination fee, which would equal approximately 50% of the fully built-up cost of the applicable vessel. Three of the Angola LNG Carriers delivered in 2011 and the remaining Angola LNG Carrier delivered in January 2012 (see Note 12i).

The Partnership has a 40% interest in the Teekay Nakilat (III) Corporation (or RasGas 3 Joint Venture), which owns four LNG carriers that are chartered out under long-term contracts that are classified as direct financing leases.

These joint ventures are accounted for using the equity method. The RasGas 3 Joint Venture, the Excelsior Joint Venture and the Angola Joint Venture are considered VIEs; however, the Partnership is not the primary beneficiary and consolidation is not required. The Partnership’s maximum exposure to loss as a result of its investment in the RasGas 3 Joint Venture, the Excelsior Joint Venture and the Angola LNG Carriers is the amount it has invested in these joint ventures, which were $107.4 million, $58.7 million and $28.7 million, respectively, as at December 31, 2012. In addition the Partnership also guarantees its portion of the Excelsior Joint Venture’s debt of $40.0 million and the Angola Joint Venture’s debt and swaps of $282.9 million.

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of the Excalibur and Excelsior Joint Ventures.

	As at December 31,
	2012(1)(2)	2011(2)
	$	$
Cash and restricted cash	155,943	94,508
Other assets ☐ current	57,868	34,100
Vessels and equipment	1,653,273	226,794
Net investments in direct financing leases ☐ non-current	1,938,011	1,728,702
Other assets ☐ non-current	180,898	165,912

Current portion of long-term debt(3)	1,075,853	71,073
Other liabilities ☐ current	122,702	69,826
Long-term debt	1,603,118	1,483,675
Other liabilities ☐ non-current	446,733	315,271

	Years ended December 31,
	2012(1)(2)	2011(2)	2010(4)
	$	$	$
Voyage revenues	412,974	167,094	106,371
Income from vessel operations	278,067	124,553	83,992
Realized and unrealized loss on derivative instruments	(39,428)	(41,622)	(35,173)
Net Income	180,059	51,492	20,092

(1)	The results included for the Teekay LNG-Marubeni Joint Venture were from the acquisition of the MALT LNG Carriers, which were acquired on February 28, 2012.
(2)	The results included for the Angola Joint Venture were from the time the vessels were delivered from August, September, October 2011 and January 2012, respectively.
(3)

The Teekay LNG-Marubeni Joint Venture expects to refinance its existing debt facility maturing in August 2013 with two long-term project facilities and a medium-term facility, secured by all of the vessels under the joint venture as well as through guarantees from the joint venture partners based on their relative share holdings.

(4)	The results included for the Excalibur and Excelsior Joint Ventures were from November 4, 2010.

Write Down of Vessels	12 Months Ended
Dec. 31, 2012
Write Down of Vessels
20.	Write Down of Vessels

The Partnership’s consolidated statement of income for the year ended December 31, 2012 includes a $29.4 million write-down on three of the Partnership’s conventional Suezmax tankers, the Tenerife Spirit, Algeciras Spirit and Huelva Spirit. The carrying values of these three vessels were written down due to the expected termination of their time-charter contracts in August and November 2013, and April 2014, respectively, along with the expected termination of their associated capital lease obligation. The estimated fair value was based on a discounted cash flow approach and such estimates of cash flow were based on the existing time-charter contracts, lease obligations and operating costs, developed in connection with the Partnership’s most recent planning and budgeting process. The Partnership believes its assumptions to be consistent with those a market participant would use for valuation purposes.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
21.	Subsequent Events

In February 2013, the Partnership completed its joint venture agreement with Belgium-based Exmar NV to own and charter-in LPG carriers with a primary focus on the mid-size gas carrier segment. The joint venture entity, called Exmar LPG BVBA, took economic effect as of November 1, 2012 and includes 16 owned LPG carriers (including four newbuildings scheduled for delivery in 2014) and five chartered-in LPG carriers. In addition, the joint venture recently ordered another four medium-size gas carrier newbuildings with deliveries scheduled between 2015 and 2016, with options to order up to four additional vessels, which brings the total fleet size of Exmar LPG BVBA to 25 vessels, excluding options. For its 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012, the Partnership invested approximately $134 million of equity and assumed approximately $108 million of its pro rata share of existing debt and lease obligations as of the economic effective date, secured by certain vessels in the Exmar LPG BVBA fleet. Exmar LPG BVBA is in the process of refinancing the joint venture fleet and four of the newbuildings with a new $355 million debt facility.

Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Foreign Currency

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Operating Revenues

Operating revenues and expenses

The lease element of time-charters and bareboat charters accounted for as operating leases are recognized by the Partnership daily over the term of the charter as the applicable vessel operates under the charter. The lease element of the Partnership’s time-charters that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease revenue is recognized over the lease term using the effective interest rate method and is included in voyage revenues. The Partnership recognizes revenues from the non-lease element of time-charter contracts daily as services are performed. The Partnership does not recognize revenues during days that the vessel is off-hire.

Voyage Expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and Cash Equivalents	Cash and cash equivalents The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Partnership believes that the receivable will not be recovered.

Advances to Joint Venture Partner

Advances to Joint Venture Partner

The Partnership’s loan receivables are recorded at cost. The premium paid over the outstanding principal amount, if any, is amortized to interest income over the term of the loan using the effective interest rate method. The Partnership analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Partnership will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Partnership considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor, and any information provided by the debtor regarding their ability to repay the loan. When a loan is impaired, the Partnership measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in earnings.

Vessels and Equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for conventional tankers, 30 years for liquefied petroleum gas (or LPG) carriers and 35 years for liquefied natural gas (or LNG) carriers, from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessels for 25 years, 30 years, or 35 years, respectively. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2012, 2011 and 2010 aggregated $76.4 million, $73.2 million and $72.8 million, respectively. Depreciation and amortization includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2012, 2011 and 2010 aggregated $24 thousand, $3.1 million and $4.2 million, respectively.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining estimated useful life of the vessel. Losses on vessels sold and leased back under capital leases are recognized immediately to the extent that the fair value of the vessel at the time of sale-leaseback is less than its book value.

Generally, the Partnership dry docks each of its vessels every five years. In addition, a shipping society classification intermediate survey is performed on the Partnership’s LNG and LPG carriers between the second and third year of the five-year dry-docking period. The Partnership capitalizes certain costs incurred during dry docking and for the survey and amortizes those costs on a straight-line basis from the completion of a dry docking or intermediate survey over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Year Ended December 31,
	2012 $	2011 $	2010 $

Balance at January 1,	34,449	24,393	20,477
Cost incurred for dry docking	7,493	19,638	12,727
Sale of vessel	—	—	(1,477)
Dry-dock amortization	(13,121)	(9,582)	(7,334)

Balance at December 31,	28,821	34,449	24,393

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Investments in Joint Ventures

Investments in joint ventures

The Partnership’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investment in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income.

Debt Issuance Costs

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are presented as other assets and are deferred and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and Intangible Assets

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Partnership’s finite life intangible assets consist of acquired time-charter contracts and are amortized on a straight-line basis over the remaining term of the time-charters. Finite life intangible assets are assessed for impairment when events or circumstances indicate that the carrying value may not be recoverable.

Derivative Instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheet and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting. The Partnership does not apply hedge accounting to its derivative instruments, except for certain types of interest rate swaps that it may enter into in the future.

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of income. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item (e.g. interest expense) in the consolidated statements of income. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of income.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated interest rate swaps, cross currency swap and the Partnership’s agreement with Teekay Corporation for the Suezmax tanker the Toledo Spirit (see Note 12e) are recorded in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income.

Income Taxes

Income taxes

The Partnership accounts for income taxes using the liability method. All but two of the Partnership’s Spanish-flagged vessels are subject to the Spanish Tonnage Tax Regime (or TTR). Under this regime, the applicable tax is based on the weight (measured as net tonnage) of the vessel and the number of days during the taxable period that the vessel is at the Partnership’s disposal, excluding time required for repairs. The income the Partnership receives with respect to the remaining two Spanish-flagged vessels is taxed in Spain at a rate of 30%. However, these two vessels are registered in the Canary Islands Special Ship Registry. Consequently, the Partnership is allowed a credit, equal to 90% of the tax payable on income from the commercial operation of these vessels, against the tax otherwise payable. This effectively results in an income tax rate of approximately 3% on income from the operation of these two Spanish-flagged vessels.

The Partnership recognizes the benefits of uncertain tax positions when it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense in the Partnership’s consolidated statements of income.

Guarantees

Guarantees

Guarantees issued by the Partnership, excluding those that are guaranteeing its own performance, are recognized at fair value at the time the guarantees are issued and are presented in the Partnership’s consolidated balance sheets as other long-term liabilities. The liability recognized on issuance is amortized to other income (expense) on the Partnership’s consolidated statements of income as the Partnership’s risk from the guarantees declines over the term of the guarantee. If it becomes probable that the Partnership will have to perform under a guarantee, the Partnership will recognize an additional liability if the amount of the loss can be reasonably estimated.

Fair Value Measurement

In January 2012, the Partnership adopted an amendment to FASB ASC 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this amendment did not have an impact on the Partnership’s consolidated financial statements other than in the disclosures as presented in Note 4 – Financial Instruments.

Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Dry-Docking Activity

Dry-docking activity for the three years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$

Balance at January 1,	34,449	24,393	20,477
Cost incurred for dry docking	7,493	19,638	12,727
Sale of vessel	—	—	(1,477)
Dry-dock amortization	(13,121)	(9,582)	(7,334)

Balance at December 31,	28,821	34,449	24,393

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $

Recurring:
Cash and cash equivalents and restricted cash	Level 1		642,166	642,166	589,261	589,261
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2		165,687	165,687	159,603	159,603
Interest rate swap agreements – liabilities	Level 2		(304,220)	(304,220)	(304,066)	(304,066)
Cross currency swap agreement	Level 2		(2,623)	(2,623)	—	—
Other derivative	Level 3		1,100	1,100	(600)	(600)
Other:
Advances to joint venture partner (note 8)		(1)	14,004	(1)	10,200	(1)
Long-term debt – public (note 10)	Level 1		(125,791)	(129,439)	—	—
Long-term debt – non-public (note 10)	Level 2		(1,287,562)	(1,170,788)	(1,315,231)	(1,191,117)

(1)	The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Changes in Fair Value of Assets (Liabilities) Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the years ended December 31, 2012 and 2011 for the Partnership’s other derivative liability, the Toledo Spirit time-charter derivative, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2012	2011
	$	$

Fair value at beginning of period	(600)	(10,000)
Realized and unrealized gains included in earnings	2,607	9,307
Settlements	(907)	93

Fair value at end of period	1,100	(600)

Summary of Partnership's Loan Receivables and Other Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2012 $	December 31, 2011 $
Direct financing leases	Payment activity	Performing	403,386	409,541
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	1,704	786
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	—	830
Advances to joint venture partner (note 8)	Other internal metrics	Performing	14,004	10,200

			419,094	421,357

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Revenues and Percentage of Consolidated Voyage Revenues from Customers

The following table presents voyage revenues and percentage of consolidated voyage revenues for customers that accounted for more than 10% of the Partnership’s consolidated voyage revenues during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Ras Laffan Liquefied Natural Gas Company Ltd.(1)	$69.6 or 18%	$68.8 or 18%	$68.7 or 18%
Repsol YPF, S.A.(1)	$50.3 or 13%	$53.9 or 14%	$51.9 or 14%
Compania Espanola de Petroleos(2)	$47.3 or 12%	$44.4 or 12%	$44.0 or 12%
The Tangguh Production Sharing Contractors(1)	$45.4 or 12%	$43.7 or 12%	$42.8 or 11%
Teekay Corporation(1)	$37.6 or 10%	Less than 10%	$36.5 or 10%

(1)	Liquefied gas segment.
(2)	Conventional tanker segment.

Segment Reporting Information

The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2012
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	278,511	113,740	392,251
Voyage expenses	66	1,706	1,772
Vessel operating expenses	45,816	40,531	86,347
Depreciation and amortization	69,064	30,761	99,825
General and administrative(1)	17,532	9,617	27,149
Write down of vessels	—	29,367	29,367

Income from vessel operations	146,033	1,758	147,791

Equity income	78,866	—	78,866
Investment in and advances to equity accounted joint ventures	409,735	—	409,735
Total assets at December 31, 2012	3,143,205	495,556	3,638,761
Expenditures for vessels and equipment	39,366	528	39,894
Expenditures for dry docking	6,054	1,439	7,493

	Year Ended December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	269,408	110,567	379,975
Voyage expenses	(87)	1,474	1,387
Vessel operating expenses	47,773	41,273	89,046
Depreciation and amortization	62,889	29,030	91,919
General and administrative(1)	13,385	10,735	24,120

Income from vessel operations	145,448	28,055	173,503

Equity income	20,584	—	20,584
Investment in and advances to equity accounted joint ventures	191,448	—	191,448
Total assets at December 31, 2011	2,911,659	552,689	3,464,348
Expenditures for vessels and equipment	63,686	999	64,685
Expenditures for dry docking	13,831	5,807	19,638

	Year Ended December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	264,816	109,192	374,008
Voyage expenses	29	2,013	2,042
Vessel operating expenses	46,496	38,081	84,577
Depreciation and amortization	60,954	28,393	89,347
General and administrative(1)	12,239	11,008	23,247
Gain on sale of vessel	(4,340)	—	(4,340)
Restructuring charge	—	175	175

Income from vessel operations	149,438	29,522	178,960

Equity income	8,043	—	8,043
Expenditures for vessels and equipment	24,095	2,557	26,652
Expenditures for dry docking	2,014	10,713	12,727

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31, 2012 $	December 31, 2011 $

Total assets of the liquefied gas segment	3,143,205	2,911,659
Total assets of the conventional tanker segment	495,556	552,689
Unallocated:
Cash and cash equivalents	113,577	93,627
Accounts receivable and prepaid expenses	19,244	18,837
Advances to affiliates	13,864	11,922

Consolidated total assets	3,785,446	3,588,734

Leases and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations

Capital Lease Obligations

	December 31, 2012 $	December 31, 2011 $

RasGas II LNG Carriers	472,085	471,397
Suezmax Tankers	165,489	175,650

Total	637,574	647,047
Less current portion	70,272	47,203

Total	567,302	599,844

Commitment Under Capital Leases of RasGas II LNG Carriers and Suezmax Tankers

As at December 31, 2012, the commitments under these capital leases approximated $977.1 million, including imputed interest of $505.0 million, repayable as follows:

Year	Commitment
2013	$24,000
2014	$24,000
2015	$24,000
2016	$24,000
2017	$24,000
Thereafter	$857,128

As at December 31, 2012, the remaining commitments under these capital leases, including the purchase obligations, approximated $190.5 million, including imputed interest of $25.0 million, repayable during 2013 through 2018.

Year	Commitment
2013	$80,791
2014	$36,000
2015	$7,790
2016	$7,672
2017	$30,953
Thereafter	$27,296

Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts

As at December 31, 2012, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts(1)	Sublease Payments(1)(2)
2013	$28,843	$24,779
2014	$28,828	$24,779
2015	$22,188	$24,779
2016	$21,242	$24,779
2017	$21,242	$24,779
Thereafter	$239,063	$278,884

Total	$361,406	$402,779

(1)

The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2012, the Partnership had received $149.0 million of aggregate Head Lease receipts and had paid $90.6 million of aggregate Sublease payments. The portion of the Head Lease receipts that haven’t been recognized into earnings are deferred and amortized on a straight line basis over the lease terms and as at December 31, 2012, $39.1 million of Head Lease receipts had been deferred and included in other long-term liabilities in the Partnership’s consolidated balance sheets.

(2)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases

following table lists the components of the net investments in direct financing leases:

	December 31, 2012 $	December 31, 2011 $

Total minimum lease payments to be received	623,739	662,912
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	523	554
Less unearned revenue	(415,841)	(448,890)

Total	403,386	409,541
Less current portion	6,656	6,074

Total	396,730	403,467

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Amount of Intangible Assets for the Partnership's Reportable Segments

The carrying amount of intangible assets for the Partnership’s reportable segments is as follows:

	December 31, 2012			December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	12,623	192,436	179,813	12,623	192,436
Accumulated amortization	(74,456)	(7,996)	(82,452)	(65,599)	(5,887)	(71,486)

Net carrying amount	105,357	4,627	109,984	114,214	6,736	120,950

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities

	December 31, 2012 $	December 31, 2011 $
Voyage and vessel expenses	6,437	10,891
Audit, legal and other general expenses	6,882	8,435
Interest including interest rate swaps	20,162	19,606
Payroll and benefits(1)	4,003	6,877
Income tax payable and other	650	931

Total	38,134	46,740

(1)	As at December 31, 2012 and 2011, nil and $3.6 million, respectively, of accrued liabilities related to crewing and manning costs payable to the subsidiaries of Teekay Corporation (see Note 12c).

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Components of Long-Term Debt

	December 31, 2012 $	December 31, 2011 $

U.S. Dollar-denominated Revolving Credit Facilities due through 2018	80,000	49,274
U.S. Dollar-denominated Term Loan due through 2018	112,264	120,796
U.S. Dollar-denominated Term Loan due through 2019	321,851	346,768
U.S. Dollar-denominated Term Loan due through 2021	309,984	321,337
U.S. Dollar-denominated Term Loan due through 2021	108,799	114,868
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	125,791	—
Euro-denominated Term Loans due through 2023	341,382	348,906

Total	1,413,353	1,315,231
Less current portion	86,489	84,722

Total	1,326,864	1,230,509

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Current	1,652	2,297	1,340
Deferred	(1,027)	(1,516)	330

Income tax expense	625	781	1,670

Reconciliations of Tax Charge
Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net income before income tax expenses	139,767	98,137	94,614
Net income not subject to taxes	(148,118)	(205,363)	(138,951)

Net loss subject to taxes	(8,351)	(107,226)	(44,337)

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	731	(30,548)	(14,115)
Adjustments to valuation allowance and uncertain tax position	(3,352)	25,361	19,980
Permanent and currency differences	(2,069)	(2,540)	(4,195)
Change in tax rate	5,315	8,508	—

Tax expense charge related to the current year	625	781	1,670

Components of Partnership's Deferred Tax Assets (Liabilities)

The significant components of the Partnership’s deferred tax assets (liabilities) included in other assets were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Derivative instruments	50,669	59,724
Taxation loss carryforwards	40,762	35,554
Vessels and equipment	3,150	2,178
Capitalized interest	(2,784)	(3,123)

	91,797	94,333
Valuation allowance	(85,884)	(89,236)

Net deferred tax assets	5,913	5,097

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions, Excluding Expenses Allocated to Partnership as Part of Result of Dropdown Predecessor
Such related party transactions, excluding expenses allocated to the Partnership as part of the result of the Dropdown Predecessor, were as follows for the periods indicated:

	Year Ended
	December 31, 2012 $	December 31, 2011 $	December 31, 2010 $
Revenues(1)	37,630	35,068	36,512
Vessel operating expenses(2)	2,548	2,742	3,791
General and administrative(3) (4)	19,710	15,468	14,919

(1)

Commencing in 2008, the Kenai LNG Carriers were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(2)	Teekay Corporation’s crew training.
(3)

Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

(4)

Amounts are net of $0.2 million, $1.0 million and $1.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, which consist of the amortization of $3.0 million paid to the Partnership by Teekay Corporation in March 2009 for the right to provide ship management services to certain of the Partnership’s vessels.

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Cross Currency Swap Agreement
As at December 31, 2012, the Partnership was committed to the following cross currency swap:

Principal	Principal	Floating Rate Receivable		Fixed	Fair Value / Carrying Amount of	Weighted- Average Remaining
Amount NOK	Amount $	Reference Rate	Margin	Rate Payable	Liability $	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(2,623)	4.3

Interest Rate Swap Agreements
As at December 31, 2012, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	412,880	(110,590)	24.1	4.9
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	203,455	(57,804)	6.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(17,937)	5.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(20,205)	4.0	5.3
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	206,250	(56,355)	16.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	469,260	165,687	24.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(4)	EURIBOR	341,382	(41,329)	11.5	3.1

			(138,533)

(1)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2012, ranged from 0.30% to 2.75%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces semi-annually.
(4)	Principal amount reduces monthly to 70.1 million Euros ($92.5 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2012			2011			2010
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total

Interest rate swap agreements	(37,427)	5,200	(32,227)	(62,660)	(9,677)	(72,337)	(42,495)	(34,906)	(77,401)
Toledo Spirit time-charter derivative	907	1,700	2,607	(93)	9,400	9,307	(1,919)	600	(1,319)

	(36,520)	6,900	(29,620)	(62,753)	(277)	(63,030)	(44,414)	(34,306)	(78,720)

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Operating Assets and Liabilities

a) The changes in operating assets and liabilities for years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $

Accounts receivable	513	5,441	(8,392)
Prepaid expenses	(920)	995	692
Accounts payable	(1,124)	(1,053)	(326)
Accrued liabilities	(8,606)	8,068	(3,255)
Unearned revenue and long-term unearned revenue	7,996	(5,809)	(1,183)
Restricted cash	(1,464)	(2,747)	—
Advances to and from affiliates and joint venture partners	(7,259)	(42,551)	12,880
Other operating assets and liabilities	3,557	4,198	6,241

Total	(7,307)	(33,458)	6,657

Total Capital and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2012
Issuances of Common Units

The following table summarizes the issuances of common units over the three years ending December 31, 2012:

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (1) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering (2)	Use of Proceeds
July 2010	1,713,502	$29.18	51,000	50,921	47.70%	Prepayment of revolving credit facilities and general corporate purposes
November 2010	1,052,749	$35.44	38,070	38,070	46.83%	Acquisition of Excelsior and Excalibur Joint Ventures
April 2011	4,251,800	$38.88	168,684	161,655	43.62%	Prepayment of revolving credit facilities
November 2011	5,500,000	$33.40	187,449	179,523	40.09%	Prepayment of revolving credit facilities
September 2012	4,825,863	$38.43	189,243	182,316	37.45%	Prepayment of revolving credit facilities

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest

Incentive Distributions

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.65	75%	25%
Above $0.65	50%	50%

Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information of Joint Ventures

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of the Excalibur and Excelsior Joint Ventures.

	As at December 31,
	2012(1)(2)	2011(2)
	$	$
Cash and restricted cash	155,943	94,508
Other assets ☐ current	57,868	34,100
Vessels and equipment	1,653,273	226,794
Net investments in direct financing leases ☐ non-current	1,938,011	1,728,702
Other assets ☐ non-current	180,898	165,912

Current portion of long-term debt(3)	1,075,853	71,073
Other liabilities ☐ current	122,702	69,826
Long-term debt	1,603,118	1,483,675
Other liabilities ☐ non-current	446,733	315,271

	Years ended December 31,
	2012(1)(2)	2011(2)	2010(4)
	$	$	$
Voyage revenues	412,974	167,094	106,371
Income from vessel operations	278,067	124,553	83,992
Realized and unrealized loss on derivative instruments	(39,428)	(41,622)	(35,173)
Net Income	180,059	51,492	20,092

(1)	The results included for the Teekay LNG-Marubeni Joint Venture were from the acquisition of the MALT LNG Carriers, which were acquired on February 28, 2012.
(2)	The results included for the Angola Joint Venture were from the time the vessels were delivered from August, September, October 2011 and January 2012, respectively.
(3)

The Teekay LNG-Marubeni Joint Venture expects to refinance its existing debt facility maturing in August 2013 with two long-term project facilities and a medium-term facility, secured by all of the vessels under the joint venture as well as through guarantees from the joint venture partners based on their relative share holdings.

(4)	The results included for the Excalibur and Excelsior Joint Ventures were from November 4, 2010.

Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
In-process revenue contracts reclassified from intangible assets		$ 6,500,000
Depreciation of vessels and equipment	76,400,000	73,200,000	72,800,000
Interest costs capitalized to vessels and equipment	$ 24,000	$ 3,100,000	$ 4,200,000
Tax rate in Spain	30.00%
Effective income tax rate on revenue by Spanish vessels tax credit	90.00%
Effective tax rate on revenues by Spanish vessels	3.00%
Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	25 years
LPG carriers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	30 years
LNG carriers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	35 years

Basis of Presentation and Significant Accounting Policies - Summary of Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance at January 1,	$ 2,021,125
Cost incurred for dry docking	7,493	19,638	12,727
Balance at December 31,	1,949,640	2,021,125
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at January 1,	34,449	24,393	20,477
Cost incurred for dry docking	7,493	19,638	12,727
Sale of vessel			(1,477)
Dry-dock amortization	(13,121)	(9,582)	(7,334)
Balance at December 31,	$ 28,821	$ 34,449	$ 24,393

Dropdowns - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Oct. 27, 2011 Vessel	Dec. 31, 2010 Conventional Tankers [Member] Vessel	Mar. 17, 2010 Conventional Tankers [Member] Tanker
Business Acquisition [Line Items]
Number of vessels acquired	3	3	3
Increase in Partnership's net income due to effect of adjustment in common control exchanges		$ 2.3

Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other:
Long-term debt (note 10)	$ (1,413,353)	$ (1,315,231)
Carrying Amount Asset (Liability) [Member]
Other:
Advances to joint venture partner (note 8)	14,004	10,200
Carrying Amount Asset (Liability) [Member] | Level 1 [Member]
Recurring:
Cash and cash equivalents and restricted cash	642,166	589,261
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 13)
Interest rate swap agreements - assets	165,687	159,603
Interest rate swap agreements - liabilities	(304,220)	(304,066)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 13)
Cross currency swap agreement	(2,623)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 13)
Other derivative	1,100	(600)
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Other:
Long-term debt (note 10)	(125,791)
Carrying Amount Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Other:
Long-term debt (note 10)	(1,287,562)	(1,315,231)
Fair Value Asset (Liability) [Member] | Level 1 [Member]
Recurring:
Cash and cash equivalents and restricted cash	642,166	589,261
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 13)
Interest rate swap agreements - assets	165,687	159,603
Interest rate swap agreements - liabilities	(304,220)	(304,066)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 13)
Cross currency swap agreement	(2,623)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 13)
Other derivative	1,100	(600)
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Other:
Long-term debt (note 10)	(129,439)
Fair Value Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Other:
Long-term debt (note 10)	$ (1,170,788)	$ (1,191,117)

Financial Instruments - Changes in Fair Value of Assets (Liabilities) Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ (600)	$ (10,000)
Realized and unrealized gains included in earnings	2,607	9,307
Settlements	(907)	93
Fair value at end of period	$ 1,100	$ (600)

Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 29,139	$ 29,498
Discount rate over remaining duration of contract	8.82%	8.68%
Written down to aggregate estimated fair value	$ 800,000
Impairment of vessels, description	No other assets or liabilities were carried at fair value except for the impairment of three vessel asset groups.

Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 403,386,000	$ 409,541,000
Other receivables
Advances to joint venture included in investment in and advances to joint ventures	409,735,000	191,448,000
Advances to joint venture partner	14,004,000	10,200,000
Total loans receivables and other financing receivables	419,094,000	421,357,000
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	403,386,000	409,541,000
Other receivables
Long-term receivable included in other assets	1,704,000	786,000
Advances to joint venture included in investment in and advances to joint ventures		830,000
Other internal metrics [Member] | Performing [Member]
Other receivables
Advances to joint venture partner	$ 14,004,000	$ 10,200,000

Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	2
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Number of LNG carriers	27
Number of LNG carriers included in joint ventures accounted for under the equity method	16
Number of LPG carriers	3
Number of Multigas carriers	2
Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Number of crude oil tankers	10
Number of Handymax product tanker	1

Segment Reporting - Revenues and Percentage of Consolidated Voyage Revenues from Customers (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Teekay Corporation [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 37.6		$ 36.5
Percentage of Voyage revenues from major customers	10.00%		10.00%
Teekay Corporation [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of Voyage revenues from major customers		10.00%
Ras Laffan Liquefied Natural Gas Company Ltd. [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	69.6	68.8	68.7
Percentage of Voyage revenues from major customers	18.00%	18.00%	18.00%
Repsol YPF, S.A. [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	50.3	53.9	51.9
Percentage of Voyage revenues from major customers	13.00%	14.00%	14.00%
Compania Espanola de Petroleos [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	47.3	44.4	44
Percentage of Voyage revenues from major customers	12.00%	12.00%	12.00%
The Tangguh Production Sharing Contractors [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 45.4	$ 43.7	$ 42.8
Percentage of Voyage revenues from major customers	12.00%	12.00%	11.00%

Segment Reporting - Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Voyage revenues		$ 392,251	$ 379,975	$ 374,008
Voyage expenses		1,772	1,387	2,042
Vessel operating expenses		86,347	89,046	84,577
Depreciation and amortization		99,825	91,919	89,347
General and administrative		27,149	24,120	23,247
Write down of vessels		29,367
Gain on sale of vessel	(4,300)			(4,340)
Restructuring charge				175
Income from vessel operations		147,791	173,503	178,960
Equity income		78,866	20,584	8,043
Investment in and advances to equity accounted joint ventures		409,735	191,448
Total assets		3,638,761	3,464,348
Expenditures for vessels and equipment		39,894	64,685	26,652
Expenditures for dry docking		7,493	19,638	12,727
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues		278,511	269,408	264,816
Voyage expenses		66	(87)	29
Vessel operating expenses		45,816	47,773	46,496
Depreciation and amortization		69,064	62,889	60,954
General and administrative		17,532	13,385	12,239
Gain on sale of vessel				(4,340)
Income from vessel operations		146,033	145,448	149,438
Equity income		78,866	20,584	8,043
Investment in and advances to equity accounted joint ventures		409,735	191,448
Total assets		3,143,205	2,911,659
Expenditures for vessels and equipment		39,366	63,686	24,095
Expenditures for dry docking		6,054	13,831	2,014
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues		113,740	110,567	109,192
Voyage expenses		1,706	1,474	2,013
Vessel operating expenses		40,531	41,273	38,081
Depreciation and amortization		30,761	29,030	28,393
General and administrative		9,617	10,735	11,008
Write down of vessels		29,367
Restructuring charge				175
Income from vessel operations		1,758	28,055	29,522
Total assets		495,556	552,689
Expenditures for vessels and equipment		528	999	2,557
Expenditures for dry docking		$ 1,439	$ 5,807	$ 10,713

Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets	$ 3,638,761	$ 3,464,348
Cash and cash equivalents	113,577	93,627	81,055	108,350
Accounts receivable and prepaid expenses	19,244	18,837
Advances to affiliates	13,864	11,922
Consolidated total assets	3,785,446	3,588,734
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,143,205	2,911,659
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 495,556	$ 552,689

Leases and Restricted Cash - Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Lease Obligations [Line Items]
Total	$ 637,574	$ 647,047
Less current portion	70,272	47,203
Total	567,302	599,844
RasGas II LNG Carriers [Member]
Capital Lease Obligations [Line Items]
Total	472,085	471,397
Suezmax Tankers [Member]
Capital Lease Obligations [Line Items]
Total	$ 165,489	$ 175,650

Leases and Restricted Cash - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Subject to Operating Lease [Member]
Capital Lease Obligations [Line Items]
Minimum scheduled future revenues, 2013	340,300,000
Minimum scheduled future revenues, 2014	319,000,000
Minimum scheduled future revenues, 2015	313,100,000
Minimum scheduled future revenues, 2016	288,900,000
Minimum scheduled future revenues, 2017	288,000,000
Security for debt in equity method investment [Member] | Teekay Lng-Marubeni Joint Venture [Member]
Capital Lease Obligations [Line Items]
Restricted cash on deposit	30,000,000
Number of Carriers	6
Drydocking and repairs [Member]
Capital Lease Obligations [Line Items]
Restricted cash on deposit	4,100,000	2,600,000
Long-term Debt [Member]
Capital Lease Obligations [Line Items]
Restricted cash on deposit	19,000,000	16,900,000
Teekay Nakilat Corporation [Member]
Capital Lease Obligations [Line Items]
Ownership interest held by partnership	70.00%
Teekay Tangguh Borrower LLC [Member]
Capital Lease Obligations [Line Items]
Ownership interest held by partnership	99.00%
Tax indemnification	9.4	9.9
Teekay BLT Corporation [Member]
Capital Lease Obligations [Line Items]
Percentage of ownership interest held by Teekay Tangguh Borrower LLC in Teekay BLT Corporation	70.00%
Teekay Tangguh Joint Venture [Member]
Capital Lease Obligations [Line Items]
Ownership interest held by partnership	69.00%
Term of Head Lease and the Sublease	20 year
Head Lease receipts	149,000,000
Sublease payments	90,600,000
Deferred Head Lease receipts	39,100,000
Tangguh LNG Carrier [Member]
Capital Lease Obligations [Line Items]
Capital lease arrangement period	20-year
2013	39,100,000
2014	39,100,000
2015	39,100,000
2016	39,100,000
2017	39,100,000
RasGas II LNG Carriers [Member]
Capital Lease Obligations [Line Items]
Percentage of partnership's in joint ventures partner's share	30.00%
Capital lease arrangement period	30-year
Tax Indemnification	15,500,000
Tax indemnification end period	The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2041
Weighted average interest rate on lease	5.20%
Approximate capital leases future minimum payments due	977,100,000
Interest expenses included in capital lease payment obligation	505,000,000
Year of commencement of lease payments covering interest and principal portion	2024
Lease payments to cover interest expense	5 years
Number of Carriers	3
Restricted cash on deposit	475,500,000	476,100,000
Weighted-average interest rates earned on deposits	0.40%	0.30%
Suezmax Tankers [Member]
Capital Lease Obligations [Line Items]
Weighted average interest rate on lease	7.40%
Approximate capital leases future minimum payments due	190,500,000
Interest expenses included in capital lease payment obligation	25,000,000
Number of Carriers	5
Description of capital leases, vessels	During 2012, the lessor extended the term of one of the five leases and has forfeited their option to sell all five vessels to the Partnership until 2014.
Number Of vessel expected to be sold to third party	2

Leases and Restricted Cash - Commitment Under Capital Leases of RasGas II LNG Carriers and Suezmax Tankers (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
RasGas II LNG Carriers [Member]
Commitment under capital lease
2013	$ 24,000
2014	24,000
2015	24,000
2016	24,000
2017	24,000
Thereafter	857,128
Suezmax Tankers [Member]
Commitment under capital lease
2013	80,791
2014	36,000
2015	7,790
2016	7,672
2017	30,953
Thereafter	$ 27,296

Leases and Restricted Cash - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Head Lease Receipts [Member]
Estimated Future minimum rental payments to be received and paid under the lease contracts
2013	$ 28,843
2014	28,828
2015	22,188
2016	21,242
2017	21,242
Thereafter	239,063
Total	361,406
Sublease Payments [Member]
Estimated Future minimum rental payments to be received and paid under the lease contracts
2013	24,779
2014	24,779
2015	24,779
2016	24,779
2017	24,779
Thereafter	278,884
Total	$ 402,779

Leases and Restricted Cash - Net Investments in Direct Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Investments in Direct Financing Leases
Total minimum lease payments to be received	$ 623,739	$ 662,912
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	523	554
Less unearned revenue	(415,841)	(448,890)
Total	403,386	409,541
Less current portion	6,656	6,074
Total	$ 396,730	$ 403,467

Intangible Assets and Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	15 years 10 months 24 days	19 years 2 months 12 days
Amortization expense of intangible assets	$ 11,000,000	$ 9,600,000	$ 9,600,000
Amortization expense of intangible assets, 2013	13,300,000
Amortization expense of intangible assets, 2014	9,000,000
Amortization expense of intangible assets, 2015	8,900,000
Amortization expense of intangible assets, 2016	8,900,000
Amortization expense of intangible assets, 2017	8,900,000
Carrying amount of goodwill	35,631,000	35,631,000
Liquefied Gas Segment [Member]
Goodwill And Intangible Assets [Line Items]
Carrying amount of goodwill	35,631,000	35,631,000
Goodwill impairment	$ 0	$ 0

Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for the Partnership's Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 192,436	$ 192,436
Accumulated amortization	(82,452)	(71,486)
Net carrying amount	109,984	120,950
Liquefied Gas Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	179,813	179,813
Accumulated amortization	(74,456)	(65,599)
Net carrying amount	105,357	114,214
Conventional Tanker Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	12,623	12,623
Accumulated amortization	(7,996)	(5,887)
Net carrying amount	$ 4,627	$ 6,736

Advances to Joint Venture Partner - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances To Joint Venture Partners [Line Items]
Advances to joint venture partner	$ 14,004,000	$ 10,200,000
Commercial Paper [Member]
Advances To Joint Venture Partners [Line Items]
Advances to joint venture partner	3,600,000
Interest bearing percentage on promissory note	8.00%
Teekay Tangguh Joint Venture [Member]
Advances To Joint Venture Partners [Line Items]
Advances to joint venture partner	$ 14,004,000	$ 10,200,000
Partnership owns percentage in joint venture	69.00%

Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Voyage and vessel expenses	$ 6,437	$ 10,891
Audit, legal and other general expenses	6,882	8,435
Interest including interest rate swaps	20,162	19,606
Payroll and benefits	4,003	6,877
Income tax payable and other	650	931
Total	$ 38,134	$ 46,740

Accrued Liabilities - Accrued Liabilities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Accrued liabilities related to crewing and manning costs payable	$ 4,003	$ 6,877
Affiliated Entity [Member]
Accrued Liabilities [Line Items]
Accrued liabilities related to crewing and manning costs payable		$ 3,600

Long-Term Debt - Components of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Teekay Nakilat Corporation [Member] U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2011 Teekay Nakilat Corporation [Member] U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2012 Teekay Nakilat Corporation [Member] Unsecured Debt [Member] USD ($)	Dec. 31, 2011 Teekay Nakilat Corporation [Member] Unsecured Debt [Member] USD ($)	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member] U.S. Dollar-denominated Term Loan one due through 2021 [Member] USD ($)	Dec. 31, 2011 Teekay Tangguh Joint Venture [Member] U.S. Dollar-denominated Term Loan one due through 2021 [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 1,413,353	$ 1,315,231	$ 80,000	$ 49,274	$ 112,264	$ 120,796	$ 108,799	$ 114,868	$ 125,791	$ 341,382	€ 258,800	$ 348,906	$ 321,851	$ 346,768	$ 13,282	$ 13,282	$ 309,984	$ 321,337
Less current portion	86,489	84,722
Total	$ 1,326,864	$ 1,230,509

Long-Term Debt - Additional Information (Detail)	12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Teekay Nakilat Corporation [Member]	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($) CreditFacility	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] Teekay Nakilat Corporation [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] First Tranche [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] Second Tranche [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] First Tranche [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] Second Tranche [Member] USD ($)	Dec. 31, 2012 Unsecured Debt [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2009 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Dec. 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK
Debt Instrument [Line Items]
Available long-term revolving credit facilities								3
Borrowings provided under revolving credit facilities								$ 461,400,000
Undrawn amount of revolving credit facilities								381,400,000
Amount reduced under revolving credit facilities, 2013								33,700,000
Amount reduced under revolving credit facilities, 2014								34,500,000
Amount reduced under revolving credit facilities, 2015								84,100,000
Amount reduced under revolving credit facilities, 2016								27,300,000
Amount reduced under revolving credit facilities, 2017								28,200,000
Amount reduced under revolving credit facilities, thereafter								253,600,000
Months required to repay all borrowings								12 months
Number of vessels								Seven		Five			Three		Two	Two			Two						Two	Two
Long-term debt	1,413,353,000	1,315,231,000						80,000,000	49,274,000	112,264,000	120,796,000		321,851,000	346,768,000	309,984,000	321,337,000			108,799,000	114,868,000			13,282,000	13,282,000	341,382,000	348,906,000		258,800,000
Interest Rate on LIBOR										LIBOR			LIBOR		LIBOR		LIBOR	LIBOR			LIBOR	LIBOR			EURIBOR	EURIBOR					The interest payments on the bonds are based on NIBOR plus a margin of 5.25%.	The interest payments on the bonds are based on NIBOR plus a margin of 5.25%.
Aggregate annual long-term debt principal repayments, thereafter	802,700,000									50,700,000			56,000,000					95,000,000				20,000,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility				0.30%	2.75%					2.75%			0.68%				0.30%	0.63%			30.00%	70.00%							0.60%	2.25%	5.25%	5.25%
Frequency of paying U.S. Dollar-denominated Term Loans										Quarterly payments		Quarterly payments	Quarterly payments				Quarterly payments				Semi-annual payments
Partnership interest owned						70.00%	69.00%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate													153,700,000
Fixed interest rate on the portion of U.S. Dollar-denominated Term Loans and Demand Loans outstanding													5.39%										4.84%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate													168,200,000
Bullet payment per vessel due (in years)																						12 years and six months
Debt instrument, face amount																																700,000,000	700,000,000
Debt instrument, maturity date																															May 17, 2017	May 17, 2017
Carrying amount of bonds																															125,800,000
Fixed interest payment rate for currency swap																															6.88%	6.88%
Transfer of principal amount																															125,000,000	700,000,000
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.29%	2.29%
Foreign exchange gain (loss)	(8,244,000)	10,310,000	27,545,000																						(8,244,000)	10,310,000	27,545,000
Aggregate annual long-term debt principal repayments, 2013	86,500,000
Aggregate annual long-term debt principal repayments, 2014	88,100,000
Aggregate annual long-term debt principal repayments, 2015	124,900,000
Aggregate annual long-term debt principal repayments, 2016	91,700,000
Aggregate annual long-term debt principal repayments, 2017	$ 219,500,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation	Greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash or cash equivalents	5.00%

Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 1,652	$ 2,297	$ 1,340
Deferred	(1,027)	(1,516)	330
Income tax expense	$ 625	$ 781	$ 1,670

Income Tax - Reconciliations of Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Net income before income tax expenses	$ 139,767	$ 98,137	$ 94,614
Net income not subject to taxes	(148,118)	(205,363)	(138,951)
Net loss subject to taxes	(8,351)	(107,226)	(44,337)
Amount computed using the standard rate of corporate tax	731	(30,548)	(14,115)
Adjustments to valuation allowance and uncertain tax position	(3,352)	25,361	19,980
Permanent and currency differences	(2,069)	(2,540)	(4,195)
Change in tax rate	5,315	8,508
Tax expense charge related to the current year	$ 625	$ 781	$ 1,670

Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Derivative instruments	$ 50,669	$ 59,724
Taxation loss carryforwards	40,762	35,554
Vessels and equipment	3,150	2,178
Capitalized interest	(2,784)	(3,123)
Gross deferred tax assets	91,797	94,333
Valuation allowance	(85,884)	(89,236)
Net deferred tax assets	$ 5,913	$ 5,097

Income Tax - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 EUR (€)	Dec. 31, 2012 United Kingdom [Member] USD ($)	Dec. 31, 2012 Spain [Member] USD ($)	Dec. 31, 2012 Spain [Member] EUR (€)	Dec. 31, 2012 Luxembourg [Member] USD ($)	Dec. 31, 2012 Luxembourg [Member] EUR (€)
Components Of Income Tax Expense Benefit [Line Items]
Taxation loss carryforwards								$ 23	$ 184	€ 139.4	$ 104	€ 78.9
Maximum period of tax losses of Spain to be carried forward for offset against future taxable income									P15Y	P15Y
Unrecognized tax benefits						5.4	3.4
Recognized tax liability		5.5	4.2	4.7	3.4
Accrued interest and penalties		$ 0.3		$ 1

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended							12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 27, 2011 Vessel	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2010 Affiliated Entity [Member]	Jun. 15, 2011 Skaugen Multigas Subsidiary [Member] Vessel	Jul. 31, 2008 Skaugen Multigas Subsidiary [Member] m3 Vessel	Dec. 31, 2012 Skaugen Multigas Subsidiary [Member]	Dec. 31, 2011 Skaugen Multigas Subsidiary [Member] Teekay Corporation [Member]	Dec. 31, 2012 Toledo Spirit [Member]	Dec. 31, 2011 Toledo Spirit [Member]	Dec. 31, 2010 Toledo Spirit [Member]	Dec. 31, 2010 LPG Carriers [Member] Interest rate swap agreements [Member]	Dec. 31, 2008 Kenai LNG [ Member] Carriers	Dec. 31, 2011 Three Angola Carriers [Member]	Jan. 31, 2012 Fourth Angola Carrier [Member]	Feb. 28, 2012 Marubeni Corporation [Member] Carriers	Dec. 31, 2012 Angola LNG Carrier [Member] m3 Carriers	Dec. 31, 2007 Angola LNG Carrier [Member] Carriers m3	Dec. 31, 2007 Angola LNG Carrier [Member] Teekay Corporation [Member]	Mar. 17, 2010 Conventional Tankers [Member] Tanker	Dec. 31, 2010 Conventional Tankers [Member] Vessel	Mar. 17, 2010 Conventional Tankers [Member] Secured Debt [Member]	Mar. 17, 2010 Conventional Tankers [Member] Line of Credit [Member]
Related Party Transaction [Line Items]
Number of tankers acquired				3																			3	3
Acquisition cost of vessels and associated fixed-rate contracts								$ 114,500,000									$ 57,300,000	$ 19,100,000					$ 160,000,000
Cash financed by partnership for acquisition																							10,000,000			24,000,000
Equity distribution to parent in form of excess of purchase price over book value of assets			49,376,000					8,200,000							1,500,000		46,200,000	15,900,000					3,600,000
Debt assumed by acquiring company																	193,800,000	64,800,000							126,000,000
Working capital acquired in exchange for a short-term vendor loan																							15,000,000
General and administrative expenses attributable to the operations of the subsidiaries	27,149,000	24,120,000	23,247,000		19,710,000	15,468,000	14,919,000																	700,000
Interest expenses net	54,211,000	49,880,000	49,019,000																					300,000
Number of LNG carriers																2			6	4
Crewing and manning costs payables to the subsidiaries of Teekay Corporation					0	4,100,000
Non-interest bearing advances to affiliates	13,864,000	11,922,000			13,864,000	11,922,000
Non-interest bearing advances from affiliates	12,083,000	17,400,000			12,083,000	17,400,000
Remaining term of the time-charter contract												13 years
Partnership losses												900,000	(100,000)	(1,900,000)
Carriers owned								2	2
Carriers volume									12,000											160,400	160,400
Fixed rate time characters service period for project								15 years										20 years			20 years
Acquisition percent of interest In LNG carriers								100.00%		100.00%									52.00%
Notional amount															30,000,000
Percentage interest sold in Skaugen Multigas subsidiaries and Skaugen LPG carriers											1.00%
Sale price of interest sold in Skaugen Multigas subsidiaries and Skaugen LPG carriers											1,800,000
Number of new chartered carriers																					4
Cost to construct carriers																					906,200,000	299,000,000
Equity method investment ownership percentage																	33.00%	33.00%		33.00%		33.00%
One-time fee to Teekay Corporation for its support in partnership's successful acquisition																			$ 7,000,000

Related Party Transactions - Related Party Transactions Excluding Expenses Allocated to Partnership as Part of Result of Dropdown Predecessor (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenues	$ 392,251	$ 379,975	$ 374,008
Vessel operating expenses	86,347	89,046	84,577
General and administrative	27,149	24,120	23,247
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues	37,630	35,068	36,512
Vessel operating expenses	2,548	2,742	3,791
General and administrative	$ 19,710	$ 15,468	$ 14,919

Related Party Transactions - Related Party Transactions Excluding Expenses Allocated to Partnership as Part of Result of Dropdown Predecessor (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2009 Subsidiaries [Member]	Dec. 31, 2012 Subsidiaries [Member]
Related Party Transaction [Line Items]
Time period for fixed-rate time-charters contract					10 years
Additional time period for fixed-rate time-charters contract					15 years
General and administrative costs incurred by the Partnership	$ 0.2	$ 1	$ 1
Payment received by Partnership for right to provide management services				$ 3

Derivative Instruments - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Dec. 31, 2012 Cross currency swap agreement [Member] USD ($)
Derivative [Line Items]
Senior unsecured bond issued				700,000,000	700,000,000
Derivative fair value liabilities, net		600,000
Derivative fair value assets, net	1,100,000
Unrealized losses on derivatives	(8,923,000)	10,221,000	26,700,000			(2,700,000)
Realized gains on derivatives						$ 300,000

Derivative Instruments - Summary of Cross Currency Swap Agreement (Detail) (Norwegian Kroner-denominated Bond due in 2017 [Member], Currency swap [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 NOK
Derivative [Line Items]
Principal Amount	$ 125,000	700,000
Interest Rate Index	NIBOR	NIBOR
Floating rate receivable, margin	5.25%	5.25%
Fixed interest payment on cross currency rate swap	6.88%	6.88%
Fair Value	$ (2,623)
Weighted- Average Remaining Term (Years)	4 years 3 months 18 days	4 years 3 months 18 days

Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States Dollar-denominated interest rate swaps 1 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	$ 412,880
Fair Value /Carrying Amount of Assets (Liability)	(110,590)
Weighted-Average Remaining Term (years)	24 years 1 month 6 days
Fixed Interest Rate (%)	4.90%
United States Dollar-denominated interest rate swaps 2 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	203,455
Fair Value /Carrying Amount of Assets (Liability)	(57,804)
Weighted-Average Remaining Term (years)	6 years 2 months 12 days
Fixed Interest Rate (%)	6.20%
United States Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	90,000
Fair Value /Carrying Amount of Assets (Liability)	(17,937)
Weighted-Average Remaining Term (years)	5 years 8 months 12 days
Fixed Interest Rate (%)	4.90%
United States Dollar-denominated interest rate swaps 4 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	100,000
Fair Value /Carrying Amount of Assets (Liability)	(20,205)
Weighted-Average Remaining Term (years)	4 years
Fixed Interest Rate (%)	5.30%
United States Dollar-denominated interest rate swaps 5 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	206,250
Fair Value /Carrying Amount of Assets (Liability)	(56,355)
Weighted-Average Remaining Term (years)	16 years
Fixed Interest Rate (%)	5.20%
United States Dollar-denominated interest rate swaps 6 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	469,260
Fair Value /Carrying Amount of Assets (Liability)	165,687
Weighted-Average Remaining Term (years)	24 years 1 month 6 days
Fixed Interest Rate (%)	4.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	EURIBOR
Principal Amount	341,382
Fair Value /Carrying Amount of Assets (Liability)	(41,329)
Weighted-Average Remaining Term (years)	11 years 6 months
Fixed Interest Rate (%)	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (138,533)

Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Derivative [Line Items]
Minimum variable interest rate on Debt	0.30%	0.30%
Maximum variable interest rate on Debt	2.75%	2.75%
Reduced Principal amount denominated Interest rate swaps	$ 92.5	€ 70.1

Derivative Instruments - Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Accounts receivable	$ 4,567	$ 4,344
Current portion of derivative assets	17,212	15,608
Derivative assets	145,347	139,651
Accrued liabilities	(10,887)	(11,448)
Current portion of derivative liabilities	(48,046)	(43,973)
Derivative liabilities	(248,249)	(249,245)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable	4,513	4,344
Current portion of derivative assets	16,927	15,608
Derivative assets	144,247	139,651
Accrued liabilities	(10,887)	(11,448)
Current portion of derivative liabilities	(48,046)	(43,973)
Derivative liabilities	(245,287)	(248,645)
Currency swap [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable	54
Current portion of derivative assets	285
Derivative assets
Accrued liabilities
Current portion of derivative liabilities
Derivative liabilities	(2,962)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable
Current portion of derivative assets
Derivative assets	1,100
Accrued liabilities
Current portion of derivative liabilities
Derivative liabilities		$ (600)

Derivative Instruments - Gains (Losses) for Derivative Instruments not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	$ (36,520)	$ (62,753)	$ (44,414)
Unrealized gains (losses) on derivative instruments	6,900	(277)	(34,306)
Gain (loss) on derivative instruments, net	(29,620)	(63,030)	(78,720)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	(37,427)	(62,660)	(42,495)
Unrealized gains (losses) on derivative instruments	5,200	(9,677)	(34,906)
Gain (loss) on derivative instruments, net	(32,227)	(72,337)	(77,401)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	907	(93)	(1,919)
Unrealized gains (losses) on derivative instruments	1,700	9,400	600
Gain (loss) on derivative instruments, net	$ 2,607	$ 9,307	$ (1,319)

Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 15, 2011 Subsidiary	Jul. 31, 2008 m3	Dec. 31, 2012
Commitments Contingencies And Litigation [Line Items]
Payments made to commitments by the joint ventures companies			38,624,000
Present value of the lease rental increase claim			29,000,000
Teekay Nakilat Corporation [Member]
Commitments Contingencies And Litigation [Line Items]
Percentage of ownership interest			70.00%
Description of capital lease			The Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures.
Present value of the lease rental increase claim			10,000,000
Additional amount of cash be placed on deposit by Joint Venture			12,000,000
Daewoo Shipbuilding [Member]
Commitments Contingencies And Litigation [Line Items]
Number of LNG carriers			2
Carriers volume			173,400
Cost of construction			386,000,000
Payments made to commitments by the joint ventures companies			38,624,000
Capitalized interest costs			24,000
Remaining payments required to be made under newbuilding contracts in 2014			19,300,000
Remaining payments required to be made under newbuilding contracts in 2015			57,900,000
Remaining payments required to be made under newbuilding contracts in 2016			270,200,000
Skaugen Multigas Subsidiary [Member]
Commitments Contingencies And Litigation [Line Items]
Percentage of ownership interest	100.00%		100.00%
Skaugen Multigas Subsidiaries acquired	2
Carriers volume		12,000

Supplemental Cash Flow Information - Changes in Operation Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Supplemental Cash Flow [Line Items]
Accounts receivable	$ 513	$ 5,441	$ (8,392)
Prepaid expenses	(920)	995	692
Accounts payable	(1,124)	(1,053)	(326)
Accrued liabilities	(8,606)	8,068	(3,255)
Unearned revenue and long-term unearned revenue	7,996	(5,809)	(1,183)
Restricted cash	(1,464)	(2,747)
Advances to and from affiliates and joint venture partners	(7,259)	(42,551)	12,880
Other operating assets and liabilities	3,557	4,198	6,241
Total	$ (7,307)	$ (33,458)	$ 6,657

Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations		$ 131,100,000	$ 154,300,000	$ 135,500,000
Termination fee			22,600,000
Income taxes paid		1,500,000	1,500,000	200,000
Purchase price of joint ventures by partnership through issuance of common units	38,070,000			38,324,000
Issuance of common units	1,052,749
Excalibur and Excelsior [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Purchase price of joint ventures by partnership through issuance of common units	$ 37,300,000
Percentage of ownership in joint venture	50.00%
Issuance of common units	1,100,000

Total Capital and Net Income Per Unit - Issuance of Common Units (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended
	Sep. 30, 2012	Nov. 30, 2011	Apr. 30, 2011	Nov. 30, 2010	Jul. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Unit [Line Items]
Number of Common Stock Units Issued, Private placement					1,713,502
Number of Common Stock Units Issued, Acquisitions				1,052,749
Number of Common Stock Units Issued,Sold in public	4,825,863	5,500,000	4,251,800
Gross Proceeds, Private placement					$ 51,000
Gross Proceeds, Acquisitions				38,070				38,324
Gross Proceeds, Sold in public	189,243	187,449	168,684
Net Proceeds, Common limited partners					50,921			50,921
Net Proceeds, Acquisitions				38,070				38,324
Net Proceeds, Sold in public	$ 182,316	$ 179,523	$ 161,655			$ 182,316	$ 341,178
Offering Price	38.43	33.4	38.88	35.44	29.18
Teekay Corporation's Ownership After the Offering	37.45%	40.09%	43.62%	46.83%	47.70%
Use of Proceeds	Prepayment of revolving credit facilities	Prepayment of revolving credit facilities	Prepayment of revolving credit facilities	Acquisition of Excelsior and Excalibur Joint Ventures	Prepayment of revolving credit facilities and general corporate purposes

Total Capital and Net Income Per Unit - Issuance of Common Units (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Capital Unit [Line Items]
General Partner's proportionate contribution	2.00%
General Partner [Member]
Capital Unit [Line Items]
General Partner's proportionate contribution	2.00%

Total Capital and Net Income Per Unit - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	May 19, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units awarded, Shares			1,267	1,007
Days after year-end where limited partner's have right to receive cash distribution		45 days
Minimum percentage of holding by unitholders to remove general partner		66.67%
Minimum quarterly distribution of incentives per quarter		0.4125
Subordinated units converted into common units	3,700,000				7,400,000
Conversion price of subordinated unit	$ 17.66				$ 29.95
Exceeded cash distribution per unit		0.4625
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units awarded, Shares		1,263
Common units awarded, Value		50,000
Number of non employee directors received partnership awards		4	4	4
Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units awarded, Shares		2,210
Common units awarded, Value		$ 87,500

Total Capital and Net Income Per Unit - Incentive Distributions (Detail)	12 Months Ended
Dec. 31, 2012
Unitsholders [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.4125	98.00%
Up to $0.4625	98.00%
Above $0.4625 up to $0.5375	85.00%
Above $0.5375 up to $0.65	75.00%
Above $0.65	50.00%
General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.4125	2.00%
Up to $0.4625	2.00%
Above $0.4625 up to $0.5375	15.00%
Above $0.5375 up to $0.65	25.00%
Above $0.65	50.00%

Total Capital and Net Income Per Unit - Incentive Distributions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution	0.4125
Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution	0.4125
Minimum [Member] | Up to $0.4625 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.4125
Minimum [Member] | Above $0.4625 up to $0.5375 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.4625
Minimum [Member] | Above $0.5375 up to $0.65 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.5375
Minimum [Member] | Above $0.65 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.65
Maximum [Member] | Up to $0.4625 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.4625
Maximum [Member] | Above $0.4625 up to $0.5375 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.5375
Maximum [Member] | Above $0.5375 up to $0.65 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.65

Other Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2010
Related Party Transaction [Line Items]
Proceeds received from sale of vessel	$ 21,500	$ 21,556
Gain on sale of vessel	$ 4,300	$ 4,340

Restructuring Charge - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 175
Restructuring reserve		$ 0	$ 0

Equity Method Investments - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended			12 Months Ended
	Nov. 30, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2012 Parent Company [Member]	Feb. 28, 2012 Malt Lng Carriers [Member] Carriers	Feb. 28, 2012 Teekay Lng-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay Lng-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay Lng-Marubeni Joint Venture [Member] Shareholders' Equity [Member]	Feb. 28, 2012 Additional Investments In Joint Ventures [Member] Parent Company [Member]	Nov. 04, 2010 Excalibur and Excelsior [Member]	Dec. 31, 2012 Excalibur and Excelsior [Member]	Dec. 31, 2012 Angola LNG Carrier [Member] m3 Carriers	Dec. 31, 2007 Angola LNG Carrier [Member] m3	Dec. 31, 2011 Angola LNG Carrier [Member] Carriers	Dec. 31, 2012 RasGas 3 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture							52.00%				50.00%		33.00%			40.00%
Joint venture interest in acquired business						100.00%
Co-venturer interest in joint venture							48.00%
Number of LNG carriers						6							4
Financed amount						$ 1,300,000,000		$ 1,060,000,000	$ 266,000,000
Percentage of equity interest guaranteed secured debt					52.00%						50.00%
Restricted cash deposits relating to certain term loans			34,160,000		30,000,000
Guarantee of debt					1,400,000							40,000,000	282,900,000
Carrying value of guarantee liability			600,000
Investments in joint venture					138,200,000					5,800,000	72,500,000
Acquisition fee paid					7,000,000
Purchase price financed by issue of common stock	38,070,000	38,324,000									37,300,000
Number of common units issued	1,052,749										1,100,000
Amount of debt secured by joint ventures											206,000,000
Excess of investment in joint ventures over its underlying equity											51,000,000
Period of fixed rate charter contracts													20 years
Carriers volume													160,400	160,400
Extension periods duration													Two five year options
Early termination fee notice period duration													120 days
Early termination fee percentage on cost of construction													50.00%
Number of LNG Carriers delivered													1		3
Investment in Joint Ventures			$ 409,735,000	$ 191,448,000								$ 58,700,000	$ 28,700,000			$ 107,400,000

Equity Method Investments - Financial Information of Joint Ventures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Vessels and equipment	$ 1,949,640	$ 2,021,125
Net investments in direct financing leases - non-current	403,386	409,541
Current portion of long-term debt	86,489	84,722
Long-term debt	1,413,353	1,315,231
Other liabilities - non-current	73,568	76,096
Voyage revenues	392,251	379,975	374,008
Income from vessel operations	147,791	173,503	178,960
Realized and unrealized loss on derivative instruments	(29,620)	(63,030)	(78,720)
Net income	139,142	97,356	92,944
Equity method investments [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	155,943	94,508
Other assets - current	57,868	34,100
Vessels and equipment	1,653,273	226,794
Net investments in direct financing leases - non-current	1,938,011	1,728,702
Other assets - non-current	180,898	165,912
Current portion of long-term debt	1,075,853	71,073
Other liabilities - current	122,702	69,826
Long-term debt	1,603,118	1,483,675
Other liabilities - non-current	446,733	315,271
Voyage revenues	412,974	167,094	106,371
Income from vessel operations	278,067	124,553	83,992
Realized and unrealized loss on derivative instruments	(39,428)	(41,622)	(35,173)
Net income	$ 180,059	$ 51,492	$ 20,092

Write Down of Vessels - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Vessel
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of vessels	$ 29,367
Number of vessels	3

Subsequent Events - Additional Information (Detail) (Exmar LGP BVBA [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Vessel Buildings Carriers
Subsequent Event [Line Items]
Number of LPG carriers	16
Number of vessels	25
Number of chartered-in LPG carriers	5
Partnership own joint venture	50.00%
Total acquisition amount of joint venture	$ 134
Refinancing of joint venture	355
2014 [Member]
Subsequent Event [Line Items]
Number of newbuildings	4
2015 and 2016 [Member]
Subsequent Event [Line Items]
Number of newbuildings	4
Pro rata share [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Pro rata share of existing debt and lease obligations	$ 108